FILE NO.  811-5270
                                                                       33-16338




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]

      Pre-Effective Amendment No.                                     [__]


      Post-Effective Amendment No. 80                                 [ X ]
                                                 and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ X ]


      Amendment No. 80                                                [ X ]


                             (Check appropriate box or boxes.)

                               THE DREYFUS/LAUREL FUNDS, INC.
                               ------------------------------
                     (Exact Name of Registrant as Specified in Charter)

                           c/o The Dreyfus Corporation
                           200 Park Avenue, New York, New York 10166
                           (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                    Mark N. Jacobs, Esq.
                                  The Dreyfus Corporation
                                      200 Park Avenue
                                  New York, New York 10166
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----

            on (date) pursuant to paragraph (b)
      ----

            60 days after filing pursuant to paragraph (a)(i)
      ----

        X   on March 1, 2002 pursuant to paragraph (a)(i)
      ----

            75 days after filing pursuant to paragraph (a)(ii)
      ----
            on (date) pursuant to paragraph (a)(ii) of Rule 485
      ----



If appropriate, check the following box:

      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


(PAGE)


      The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to the series listed below and does not affect the Registration Statement of Dreyfus Tax-Smart Growth Fund:

                           DREYFUS BASIC S&P 500 STOCK INDEX FUND
                               DREYFUS BOND MARKET INDEX FUND
                               DREYFUS DISCIPLINED STOCK FUND
                     DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                       DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
                   DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                               DREYFUS MONEY MARKET RESERVES
                                 DREYFUS MUNICIPAL RESERVES
                               DREYFUS U.S. TREASURY RESERVES
                               DREYFUS PREMIER BALANCED FUND
                          DREYFUS PREMIER LIMITED TERM INCOME FUND
                          DREYFUS PREMIER LARGE COMPANY STOCK FUND
                             DREYFUS PREMIER MIDCAP STOCK FUND
                            DREYFUS PREMIER SMALL CAP VALUE FUND
                          DREYFUS PREMIER SMALL COMPANY STOCK FUND
                          DREYFUS PREMIER TAX MANAGED GROWTH FUND




Dreyfus Premier Balanced Fund


Seeks total return by
investing in stocks and bonds

PROSPECTUS March 1, 2002



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



(PAGE)

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                                1

Main Risks                                                                   2


Past Performance                                                             4

Expenses                                                                     5

Management                                                                   6

Financial Highlights                                                         7

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                            10

Distributions and Taxes                                                     13

Services for Fund Investors                                                 14

Instructions for Regular Accounts                                           15

Instructions for IRAs                                                       16


For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.



(PAGE)

Dreyfus Premier Balanced Fund
---------------------------------

Ticker Symbols  CLASS A: PRBAX

                CLASS B: PRBBX

                CLASS C: DPBCX

                CLASS R: PDBLX

                CLASS T: DBFTX

The Fund

GOAL/APPROACH


The fund seeks to outperform an unmanaged hybrid index, 60% of which is the Standard & Poor's((reg.tm)) 500 Composite Stock Price Index (S&P 500) and 40% of which is the Lehman Brothers Aggregate Bond Index (Aggregate Bond Index). This objective may be changed without shareholder approval. To pursue its goal, the fund invests in a diversified mix of stocks and bonds of both U.S. and foreign issuers.

The fund's normal asset allocation is approximately 60% stocks and 40% bonds. However, the fund is permitted to invest up to 75% and as little as 40% of its assets in stocks, and up to 60% and as little as 25% of its assets in bonds.

In allocating assets between stocks and bonds, the portfolio managers assess the relative return and risks of each asset class, analyzing several factors, including interest-rate-adjusted price/earnings ratio, the valuation and volatility levels of stocks relative to bonds, and other economic factors, such as interest rates.

In selecting stocks, Dreyfus uses a valuation model and fundamental analysis based on:


*    VALUE, or how a stock is priced relative to its perceived intrinsic worth


*    GROWTH, in this case the sustainability or growth of earnings or cash flow


*    FINANCIAL PROFILE, which measures the financial health of the company





Dreyfus manages risk by diversifying across companies and industries and by using quantitative and fundamental risk analysis.

In choosing bonds, the portfolio managers review economic, market and other factors, leading to valuations by sector, maturity and quality. The fund invests primarily in U.S. government securities, corporate bonds, mortgage-backed securities and asset-backed securities for its fixed-income portfolio. The dollar-weighted average maturity of the fund's fixed-income portfolio normally will not exceed 10 years.

Up to 20% of the fund's fixed-income portfolio may be invested in securities rated below investment grade (BB/Ba and lower), but no lower than B, or the unrated equivalent as determined by Dreyfus (commonly referred to as "high yield" or "junk" bonds).


Concepts to understand


BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" (highly unlikely to default) through a low of "D" (companies already in default).

MATURITY: length of time between the date on which a bond is issued and the date the principal amount must be paid. Bonds with a longer maturity tend to offer higher yields, but generally fluctuate more in price than shorter-term counterparts.


The Fund       1



(PAGE 1)

MAIN RISKS


Because stocks and bonds fluctuate in price, the value of your investment will go up and down, sometimes dramatically, and you could lose money. The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the fund's performance will be affected by its asset allocation. If the fund favors an asset class during a period when that class underperforms, the fund's performance may be hurt.






Because the fund holds fewer securities than the S&P 500 and has the ability to purchase companies not listed in the index, the fund can underperform the index.


By investing in a mix of growth and value companies, the fund assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's instrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already underpriced.


Investments in mid-size company stocks tend to be more volatile than large company stocks and could have a disproportionate effect on performance.

Because the fund may allocate relatively more assets to certain industry sectors than others, the fund's performance may be more susceptible to any developments which affect those sectors emphasized by the fund.

Prices of bonds tend to move inversely with changes in interest rates. When rates rise, bond prices and the fund's share price usually drop. The longer the average maturity and duration of the fund's fixed-income portfolio, the more its share price is likely to react to interest rates.

Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. Although the fund's fixed-income investments are primarily in investment grade bonds, it may invest to a limited extent in high yield ("junk") bonds, which involve greater credit risk, including the risk of default, than investment grade bonds and are considered speculative. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

The overall risk level of the fixed-income portfolio will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Specific types of securities can become more difficult to sell when there is no active trading market for them, and their value and the fund's share price may fall dramatically.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2



(PAGE 2)


When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the average maturity of the fund's mortgage-related and other asset-backed securities may lengthen due to a drop in mortgage prepayments or prepayments of the underlying assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.


While some of the fund's securities may carry guarantees of the U.S. government or its agencies, these guarantees do not apply to shares of the fund itself.


In general, the risks of foreign stocks and bonds are greater than the risks of their U.S. counterparts because of less liquidity, changes in currency exchange rates, a lack of comprehensive company information and political and economic instability.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it would have the effect of reducing the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


Other potential risks


The fund may invest in certain derivative securities, such as options and futures contracts and mortgage-related and asset-backed securities. Derivatives can be illiquid, and a small investment in them could have a large impact on the fund's performance. While used primarily to hedge the fund's portfolio and manage exposure to certain markets, such strategies can increase the fund's volatility and lower its return.

At times, the fund may engage in active trading, which could produce higher transaction costs and taxable distributions, and lower its after-tax performance accordingly.

The fund may purchase securities of companies in initial public offering (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


The Fund       3

(PAGE 3)


PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's Class R performance from year to year. The table compares the average annual total return of each of the fund's share classes to that of the listed indexes. Prior to March 1, 2002, the fund's investment objective was to outperform an unmanaged hybrid index (the "Former Hybrid Index"), 60% of which was the S&P 500 and 40% of which was the Lehman Brothers Intermediate Government/Credit Bond Index ("Intermediate Index"). Because the fund's new investment objective is to outperform a hybrid index, 60% of which is the S&P 500 and 40% of which is the Aggregate Bond Index (the "New Hybrid Index"), performance for the Intermediate Index and the Former Hybrid Index will not be shown in the future. The returns shown in the table reflect any applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS R SHARES

                -1.31   29.63   18.18   24.90   22.58   7.55    -2.96   x.xx
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q4 '98                    +14.53%

WORST QUARTER:                   Q1 '94                     -4.24%

Average annual total return AS OF 12/31/01


                                                                                                                    Since
                              Inception date                      1 Year                   5 Years                 inception
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                          (4/14/94)                          --                         --                    --

CLASS B                         (12/19/94)                           --                        --                     --

CLASS C                         (12/19/94)                           --                        --                     --

CLASS R                          (9/15/93)                           --                        --                     --

CLASS T                          (8/16/99)                           --                        --                     --

S&P 500                                                              --                        --                     --*

NEW
HYBRID INDEX                                                         --                        --                     --*

AGGREGATE
BOND INDEX                                                           --                        --                     --*

INTERMEDIATE
INDEX                                                                --                        --                     --*

FORMER
HYBRID INDEX                                                         --                        --                     --*

*    BASED ON LIFE OF CLASS R. FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX
     ON 8/31/93 IS USED AS THE BEGINNING VALUE ON 9/15/93.



Concepts to understand

S&P 500: a widely recognized unmanaged index of U.S. stock market performance.


AGGREGATE BOND INDEX: a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of one to ten years.

NEW HYBRID INDEX: an unmanaged index composed of 60% S&P 500 and 40% Aggregate Bond Index.

INTERMEDIATE INDEX: a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government, Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of one to ten years.

FORMER HYBRID INDEX: an unmanaged index composed of 60% S&P 500 and 40% Intermediate Index.


4





(PAGE 4)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.


Fee table

                                                                 CLASS A       CLASS B       CLASS C       CLASS R       CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                           5.75          NONE          NONE          NONE          4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                NONE*         4.00          1.00          NONE          NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                    1.00          1.00          1.00          1.00          1.00

Rule 12b-1 fee                                                      .25          1.00          1.00          NONE           .50

Other expenses                                                      .00           .00           .00           .00           .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                              1.25          2.00          2.00          1.00          1.50

*    SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF
     $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE
     YEAR.




Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $695                $949                 $1,222               $1,999

CLASS B
WITH REDEMPTION                                $603                $927                 $1,278               $1,956**

WITHOUT REDEMPTION                             $203                $627                 $1,078               $1,956**

CLASS C
WITH REDEMPTION                                $303                $627                 $1,078               $2,327
WITHOUT REDEMPTION                             $203                $627                 $1,078               $2,327

CLASS R                                        $102                $318                 $552                 $1,225

CLASS T                                        $596                $903                 $1,232               $2,160

**   ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
     THE DATE OF PURCHASE.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for distribution expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund       5





(PAGE 5)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $___ billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 1.00% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The asset allocation and equity portion of the fund's portfolio are managed by Douglas Ramos. Mr. Ramos has managed the fund since December 28, 2001 and has been employed by Dreyfus as a portfolio manager since July 1997 and is co-director of Dreyfus equity research.

Effective December 28, 2001, the Dreyfus Taxable Fixed Income Team, which consists of sector specialists, collectively makes investment decisions for the fixed-income portion of the fund's portfolio. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment. The portfolio managers comprising the team are identified in the Statement of Additional Information.


The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6



(PAGE 6)

FINANCIAL HIGHLIGHTS



The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by _____ LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                             YEAR ENDED OCTOBER 31,

 CLASS A                                                                         2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      15.69     14.88      15.17      13.71

 Investment operations:  Investment income -- net                                         .44(1)     .36(1)       .33        .34

                         Net realized and unrealized
                         gain (loss) on investments                                        (.19)      1.68       1.81       2.77

 Total from investment operations                                                            .25      2.04       2.14       3.11

 Distributions:          Dividends from investment
                         income -- net                                                     (.38)     (.30)      (.37)      (.28)

                         Dividends from net realized
                         gain on investments                                               (.33)     (.93)     (2.06)     (1.37)

 Total distributions                                                                       (.71)    (1.23)     (2.43)     (1.65)

 Net asset value, end of period                                                            15.23     15.69      14.88      15.17

 Total return (%) (2)                                                                       1.66     14.39      16.06      25.24
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                1.25      1.25       1.25       1.25

 Ratio of net investment income to average net assets (%)                                   2.83      2.31       2.44       2.21

 Portfolio turnover rate (%)                                                              100.47    104.42      69.71      98.88
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                   379,670   213,362     40,780     14,687

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  EXCLUSIVE OF SALES CHARGE.

                                                                                              YEAR ENDED OCTOBER 31,

 CLASS B                                                                         2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      15.65     14.83      15.12      13.68

 Investment operations:  Investment income -- net                                         .32(1)     .24(1)       .24        .23

                         Net realized and unrealized
                         gain (loss) on investments                                        (.19)      1.69       1.79       2.77

 Total from investment operations                                                            .13      1.93       2.03       3.00

 Distributions:          Dividends from investment
                         income -- net                                                     (.27)     (.18)      (.26)      (.19)

                         Dividends from net realized
                         gain on investments                                               (.33)     (.93)     (2.06)     (1.37)

 Total distributions                                                                       (.60)    (1.11)     (2.32)     (1.56)

 Net asset value, end of period                                                            15.18     15.65      14.83      15.12

 Total return (%)(2)                                                                         .84     13.64      15.20      24.27
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                2.00      2.00       2.00       2.00

 Ratio of net investment income to average net assets (%)                                   2.07      1.55       1.70       1.47

 Portfolio turnover rate (%)                                                              100.47    104.42      69.71      98.88
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                   223,096   205,491     62,324     28,940

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  EXCLUSIVE OF SALES CHARGE.

The Fund       7



(PAGE 7)

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED OCTOBER 31,

 CLASS C                                                                         2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      15.70     14.87      15.16      13.70

 Investment operations:  Investment income -- net                                         .32(1)     .24(1)       .22        .24

                         Net realized and unrealized
                         gain (loss) on investments                                        (.19)      1.71       1.81       2.78

 Total from investment operations                                                            .13      1.95       2.03       3.02

 Distributions:          Dividends from investment
                         income -- net                                                     (.27)     (.19)      (.26)      (.19)

                         Dividends from net realized
                         gain on investments                                               (.33)     (.93)     (2.06)     (1.37)

 Total distributions                                                                       (.60)    (1.12)     (2.32)     (1.56)

 Net asset value, end of period                                                            15.23     15.70      14.87      15.16

 Total return (%) (2)                                                                        .90     13.59      15.24      24.41
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                2.00      2.00       2.00       2.00

 Ratio of net investment income to average net assets (%)                                   2.07      1.57       1.69       1.47

 Portfolio turnover rate (%)                                                              100.47    104.42      69.71      98.88
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                    60,237    55,723      8,004      2,017

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.(

(2)  EXCLUSIVE OF SALES CHARGE.

                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R                                                                         2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      15.70     14.88      15.18      13.72

 Investment operations:  Investment income -- net                                          .47(1)   .40(1)        .38        .36

                         Net realized and unrealized
                         gain (loss) on investments                                        (.18)      1.69       1.79       2.79

 Total from investment operations                                                            .29      2.09       2.17       3.15

 Distributions:          Dividends from investment
                         income -- net                                                     (.42)     (.34)      (.41)      (.32)

                         Dividends from net realized
                         gain on investments                                               (.33)     (.93)     (2.06)     (1.37)

 Total distributions                                                                       (.75)    (1.27)     (2.47)     (1.69)

 Net asset value, end of period                                                            15.24     15.70      14.88      15.18

 Total return (%)                                                                           1.86     14.76      16.37      25.56
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                1.00      1.00       1.00       1.00

 Ratio of net investment income to average net assets (%)                                   3.07      2.54       2.71       2.44

 Portfolio turnover rate (%)                                                              100.47    104.42      69.71      98.88
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                   424,083   397,234    207,132    148,605

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

8

(PAGE 8)


                                                                                                  YEAR ENDED SEPTEMBER 30,

 CLASS T                                                                                         2001        2000        1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                                         15.68        15.43

 Investment operations:  Investment income -- net                                                             .36(2)       .08(2)

                         Net realized and unrealized
                         gain (loss) on investments                                                           (.15)          .17

 Total from investment operations                                                                               .21          .25

 Distributions:          Dividends from investment
                         income -- net                                                                        (.35)           --

                         Dividends from net realized
                         gain on investments                                                                  (.33)           --

 Total distributions                                                                                          (.68)           --

 Net asset value, end of period                                                                               15.21        15.68

 Total return (%) (3)                                                                                          1.35       1.62(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                                   1.50        .32(4)

 Ratio of net investment income to average net assets (%)                                                      2.52        .40(4)

 Portfolio turnover rate (%)                                                                                 100.47       104.42
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                        1,154           26

(1)  FROM AUGUST 16, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.(

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

The Fund       9



(PAGE 9)


Your Investment

ACCOUNT POLICIES


THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.


YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.


* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.

* CLASS R shares are designed for eligible institutions and their clients (individuals may not purchase these shares directly).


* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

10



(PAGE 10)

SHARE CLASS CHARGES

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Shareholders holding Class A shares since December 19, 1994 are not subject to any front-end sales loads. Shareholders owning Class A shares since November 30, 1996 are subject to reduced loads. See the SAI.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES



                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

*    A 1.00% CDSC may be charged on any shares sold within one year of purchase
     (except shares bought through dividend reinvestment).


     Class A shares carry an annual Rule 12b-1 fee of 0.25%, and Class T shares carry an annual Rule 12b-1 fee of 0.50%, of the respective class's average daily net assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

BUYING SHARES

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Your Investment       11




(PAGE 11)

ACCOUNT POLICIES (CONTINUED)

SELLING SHARES


YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.



BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

GENERAL POLICIES

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


12

(PAGE 12)


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS quarterly dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 8%/10%                18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% or above tax rate bracket, purchased after December 31, 2000.


Your Investment       13




(PAGE 13)

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annualrate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

EXCHANGE PRIVILEGE

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

DREYFUS TELETRANSFER PRIVILEGE

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

REINVESTMENT PRIVILEGE

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

14




(PAGE 14)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   Name of Fund
   P.O. Box 9268, Boston, MA 02205-8502
   Attn: Institutional Processin



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.


Mail the slip and the check to:
Name of Fund
P.O. Box 9268, Boston, MA 02205-8502
Attn: Institutional Processing



           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit &
Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044350

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number.
   Return your application with the account number on the application.

WIRE  Have your bank send your
investment to Boston Safe Deposit &
Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044350

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4130" for Class A, "4140" for Class B, "4150" for
Class C, "4160" for Class R, or "5600" for
Class T.

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic
service(s) you want. Return your
application with your investment.

ALL SERVICES  Call us or your financial
representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9268, Boston, MA 02205-8502
Attn: Institutional Processing


DREYFUS TELETRANSFER Call us or your financial representative to request your transaction.
Be sure the fund has your bank account
information on file.
Proceeds will be sent to
your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.
Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment       15








(PAGE 15)

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 9552, Boston, MA 02205-8568
   Attn: Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.


Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 9552, Boston, MA 02205-8568
Attn: Institutional Processing



           By Telephone
           ------------

WIRE  Have your bank send your
investment to Boston Safe Deposit &
Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044350

* the fund name

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4130" for Class A, "4140" for Class B, "4150" for
Class C, "4160" for Class R, or "5600" for
Class T.


            Automatically
            -------------

ALL SERVICES  Call us or your financial
representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.
All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").


Mail your request to:
The Dreyfus Trust Company
P.O. Box 9552, Boston, MA 02205-8568
Attn: Institutional Processing



SYSTEMATIC WITHDRAWAL PLAN  Call us to
request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.
Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

16









(PAGE 16

[Application page 1]
(PAGE)

[Application page 2]


(PAGE)

NOTES

(PAGE)


For More Information

Dreyfus Premier Balanced Fund
A series of The Dreyfus/Laurel Funds, Inc.
-------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that signifi-cantly affected the fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the fund and its polici-es. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorpo-rated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
342P0302

(PAGE)







                     DREYFUS PREMIER LIMITED TERM INCOME FUND
                   CLASS A, CLASS B, CLASS C AND CLASS R SHARES

                           DREYFUS PREMIER BALANCED FUND
               CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES
                                     PART B

                      (STATEMENT OF ADDITIONAL INFORMATION)


                                  MARCH 1, 2002

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus Premier Limited Term Income Fund (the "Limited Term Income Fund") and the current Prospectus of the Dreyfus Premier Balanced Fund (the "Balanced Fund") (Limited Term Income Fund and Balanced Fund are referred to herein individually as a "Fund" and collectively as the "Funds") each dated March 1, 2002, as they may be revised from time to time. The Funds are separate, diversified portfolios of The Dreyfus/Laurel Funds, Inc. (the "Company"), an open-end management investment company, known as a mutual fund that is registered with the Securities and Exchange Commission ("SEC"). To obtain a copy of a Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


            Call Toll Free 1-800-554-4611
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


      The financial statements for the fiscal year ended October 31, 2001, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in each Fund's Annual Report to shareholders. Copies of each Fund's Annual Report accompany this Statement of Additional Information. The financial statements included in the Annual Reports, and the Independent Auditors' Reports thereon contained therein, and related notes, are incorporated herein by reference.



(PAGE)



                                TABLE OF CONTENTS

                                                                          Page


Description of the Funds/Company...........................................B-3
Management of the Funds...................................................B-25
Management Arrangements...................................................B-30
Purchase of Shares........................................................B-34
Distribution and Service Plans............................................B-44
Redemption of Shares......................................................B-48
Shareholder Services......................................................B-53
Additional Information About Purchases,
Exchanges and Redemptions.................................................B-59
Determination of Net Asset Value..........................................B-60
Dividends, Other Distributions and Taxes..................................B-61
Portfolio Transactions....................................................B-66
Performance Information...................................................B-69
Information About the Funds/Company.......................................B-72
Counsel and Independent Auditors..........................................B-74
Appendix..................................................................B-75




(PAGE)


                        DESCRIPTION OF THE FUNDS/COMPANY


      The Company is a Maryland corporation formed on August 6, 1987. The Company is an open-end management investment company comprised of separate portfolios, including the Funds, each of which is treated as a separate fund. Each Fund is diversified, which means that, with respect to 75% of its total assets, each Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.


      Limited Term Income Fund seeks to provide shareholders with as high a level of current income as is consistent with safety of principal and maintenance of liquidity.


      Balanced Fund seeks to outperform a hybrid index, 60% of which is the Standard & Poor's(R) 500 Composite Stock Price Index ("S&P 500") and 40% of which is the Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index"). The S&P 500 is composed of 500 common stocks which are chosen by Standard & Poor's Rating Services, a division of McGraw Hill Companies ("Standard & Poor's") to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The S&P 500 is structured to approximate the general distribution of industries in the U.S. economy. The inclusion of a stock in the S&P 500 does not imply that Standard & Poor's believes the stock to be an attractive or appropriate investment, nor is Standard & Poor's in any way affiliated with the Fund. The 500 securities, most of which trade on the New York Stock Exchange ("NYSE"), represent approximately 75% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the S&P 500. Component stocks included in the S&P 500 are chosen with the aim of achieving a distribution at the index level representative of the various components of the U.S. economy and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the S&P 500 may include foreign securities. The Aggregate Bond Index is an index established by Lehman Brothers, Inc. which includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, or Fitch IBCA, Duff & Phelps ("Fitch" and together with Moody's and Standard & Poor's, the "Rating Agencies"). All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others. The Aggregate Bond Index includes bonds with maturities of up to ten years.


      The Dreyfus Corporation ("Dreyfus") serves as each Fund's investment manager.

      Dreyfus Service Corporation (the "Distributor") is the distributor of each of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

      The following information regarding the securities that the Funds may purchase supplements that found in each Fund's Prospectus.

     AMERICAN DEPOSITORY RECEIPTS ("ADRS"). The Funds may invest in U.S. dollar-denominated ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. ADRs are traded in the United States on national securities exchanges or in the over-the-counter market. Investment in securities of foreign issuers presents certain risks. See "Foreign Securities."


      CORPORATE OBLIGATIONS. The Limited Term Income Fund may invest in corporate obligations rated at least Baa by Moody's or BBB by Standard & Poor's, or if unrated, of comparable quality as determined by Dreyfus. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. In addition to "investment grade" securities, the Balanced Fund may invest in debt securities which are rated Ba or B by Moody's, or BB or B by Standard & Poor's or Fitch, or if unrated, deemed to be of comparable quality as determined by Dreyfus. Each Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below the minimum ratings it is permitted to purchase. See "Lower Rated Securities."


     GOVERNMENT OBLIGATIONS. Each Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, each Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, Small Business Administration and Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

CERTAIN PORTFOLIO SECURITIES


      MORTGAGE-RELATED SECURITIES. Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), including debt and preferred stock issued by REITS, as well as other real estate-related securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

      The types of mortgage-related securities that each Fund can invest is detailed below.

RESIDENTIAL MORTGAGE-RELATED SECURITIES--Each Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Similar to commercial mortgage-related securities, residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

      Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also know as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.

      Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COMMERCIAL MORTGAGE-RELATED SECURITIES (BALANCED FUND ONLY)--Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the holders of senior classes against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

SUBORDINATED SECURITIES (BALANCED FUND ONLY)--The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTI-CLASS PASS-THROUGH-SECURITIES (BALANCED FUND ONLY)--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or
(e) any combination thereof.

      Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

      Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES (BALANCED FUND ONLY)--The Fund also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

REAL ESTATE INVESTMENT TRUSTS (BALANCED FUND ONLY)--A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

      REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS") (BALANCED FUND ONLY)--ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

PRIVATE ENTITY SECURITIES (BALANCED FUND ONLY)--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other nongovernmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

OTHER MORTGAGE-RELATED SECURITIES (BALANCED FUND ONLY)--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      ASSET-BACKED SECURITIES (BALANCED FUND ONLY). Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.


      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

      FIXED-INCOME SECURITIES. The Funds may invest in fixed-income securities. In periods of declining interest rates, a Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interest rates, a Fund's yield may tend to be lower than prevailing interest rates. Also, in periods of falling interest rates, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of a Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value ("NAV") of a Fund investing in fixed-income securities also may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

      VARIABLE AMOUNT MASTER DEMAND NOTES. The Funds may invest in Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed-upon formula. If an issuer of a variable amount master demand note were to default on its payment obligations, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds will only invest in variable amount master demand notes issued by entities that Dreyfus considers creditworthy.

      FLOATING RATE SECURITIES (LIMITED TERM INCOME FUND ONLY). The Fund may invest in floating rate securities. A floating rate security provides for the automatic adjustment of its interest whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.


      REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the Funds' credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. A Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements for more than one year. A Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, including interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Funds seek to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Funds' credit guidelines.

      COMMERCIAL PAPER. The Funds may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Funds will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's or F1 by Fitch.

      BANK INSTRUMENTS. The Funds may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Included among such obligations are Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Dollar certificates of deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Funds may also invest in Eurodollar bonds and notes which are obligations that pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. All of these obligations are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."

      FOREIGN SECURITIES. The Funds may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of a Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.


      ILLIQUID SECURITIES. A Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Funds may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Company's Board of Directors (the "Board" or "Directors" or "Board of Directors") or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom.
Section 4(2) paper normally is resold to other institutional investors, like the Funds, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from a Fund or other holders.


      OTHER INVESTMENT COMPANIES. A Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in each Fund's Prospectus, the Funds also may engage in the investment techniques described below. The Funds might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING. The Funds are authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. New issues of U.S. Treasury and Government securities are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. Each Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on each Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

      Securities purchased on a "when-issued" basis and the securities held by each Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income each Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's NAV.

      When payment for "when-issued" securities is due, each Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, each Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will establish a segregated account consisting of cash, U.S. Government securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

      LOANS OF FUND SECURITIES. A Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. A Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of a Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by a Fund at any time upon specified notice. A Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, a Fund considers all relevant factors and circumstances including the creditworthiness of the borrower.

      REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, a Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. Cash or liquid high-grade debt securities held by a Fund equal in value to the repurchase price including any accrued interest will be maintained in a segregated account while a reverse repurchase agreement is in effect.

      FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS (BALANCED FUND ONLY; LIMITED TERM INCOME FUND MAY ENTER INTO FUTURES CONTRACTS AND RELATED OPTIONS FOR HEDGING PURPOSES BUT DOES NOT INTEND TO DO SO DURING THE COMING YEAR). The Fund may purchase and sell various financial instruments ("Derivative Instruments"), such as financial futures contracts (including interest rate and index futures contracts) and options (including options on securities, indices, and futures contracts). The index Derivative Instruments which the Fund may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread, to lock in unrealized market value gains or losses, to facilitate or substitute for the sale or purchase of securities, or to alter the exposure of a particular investment or portion of a Fund's portfolio to fluctuations in interest rates.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

      The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

      In addition to the instruments, strategies and risks described below and in the Prospectus, Dreyfus expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as Dreyfus develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. Dreyfus may utilize these opportunities to the extent that they are consistent with the Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

      SPECIAL RISKS. The use of Derivative Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon Dreyfus' ability not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Dreyfus projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

      (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes POSITIONS IN DERIVATIVE INSTRUMENTS INVOLVING OBLIGATIONS TO THIRD PARTIES (I.E., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

      (5) The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected, may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs, and may result in certain tax consequences.

      COVER FOR DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments may expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures or options, or (2) cash and short-term liquid debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Derivative Instruments and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

      Options on indices are similar to options on securities or currencies except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or currencies.

      The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

      Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value.

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value unless the option is closed out in an offsetting transaction.

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value and the Fund would experience losses to the extent of premiums paid for them.

      The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market. The Fund will not purchase put or call options that are traded on a national exchange in an amount exceeding 5% of its net assets.

      The Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the price at which the option can be exercised). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

      The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      The Fund may write options on securities only if it covers the transaction through: an offsetting option with respect to the security underlying the option it has written, exercisable by it at a more favorable price; ownership of (in the case of a call) or a short position in (in the case of a put) the underlying security; or segregation of cash or certain other assets sufficient to cover its exposure.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When the Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

      When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

      The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

      Futures strategies also can be used to manage the average duration of the Fund's fixed income portfolio. If Dreyfus wishes to shorten the average duration of the Fund's fixed income portfolio, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract. If Dreyfus wishes to lengthen the average duration of the Fund's fixed income portfolio, the Fund may buy an interest rate futures contract or a call option thereon, or sell a put option thereon.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      To the extent that the Fund enters into futures contracts or options on futures contracts on an exchange regulated by the CFTC, in each case other than FOR BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts for hedging purposes.


      MASTER/FEEDER OPTION. The Company may in the future seek to achieve a Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Board of Directors determines it to be in the best interest of a Fund and its shareholders. In making that determination, the Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Funds believe that the Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.


CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

      LOWER RATED SECURITIES (BALANCED FUND ONLY). The Fund may invest up to 20% of its assets invested in fixed income securities in higher yielding (and therefore higher risk) debt securities such as those rated Ba by Moody's or BB by Standard & Poor's or, Fitch, or as low as those rated B by a Rating Agency (commonly referred to as "high yield" or "junk" bonds). Such securities, though higher yielding are characterized by risk. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on Dreyfus' judgment, analysis and experience in evaluating the creditworthiness of an issuer.

      Investors should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities. These securities generally are considered by the Rating Agencies to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

      Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

      Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its NAV. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

      These securities may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated securities to repay principal and pay interest thereon, which would increase the incidence of default for such securities. It is likely that any economic recession also would disrupt severely the market for such securities and have an adverse impact on their value.

      The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and Dreyfus will review carefully the credit and other characteristics pertinent to such new issues.

      MORTGAGE-RELATED SECURITIES. Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of these securities, which may fluctuate, is not secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile.


INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by each Fund. A Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of a Fund, whichever is less. Each Fund may not:

      1. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks).

      2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) a Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of securities.

      3. Purchase with respect to 75% of a Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities except that each Fund may enter into futures contracts and related options, forward currency contacts and other similar instruments.

      Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

      NONFUNDAMENTAL. Each Fund has adopted the following additional non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

      1. No Fund shall sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

      2. No Fund shall purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

      3. No Fund shall purchase oil, gas or mineral leases.

      4. Each Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than 5% of such securities.

      5. No Fund will purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of such Fund's investment in such securities would exceed 5% of such Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

      6. No Fund will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section 4(2) Paper and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      7. No Fund may invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      8. No Fund shall purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      9. No Fund will purchase warrants if at the time of such purchase: (a) more than 5% of the value of such Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the NYSE or American Stock Exchange (for purposes of this undertaking, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

      10. No Fund will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets except that:
(a) this limitation shall not apply to standby commitments, and (b) this limitation shall not apply to a Fund's transactions in futures contracts and related options.


      As an operating policy, each Fund will not invest more than 25% of the value of its total assets at the time of such purchase in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The Board of Directors may change this policy without shareholder approval. Notice will be given to shareholders if this policy is changed by the Board of Directors.


      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

      If a Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

                             MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

      The Company's Board is responsible for the management and supervision of the Funds. The Board approves all significant agreements between the Company, on behalf of the Funds, and those companies that furnish services to the Funds. These companies are as follows:

      The Dreyfus Corporation...............................Investment Adviser
      Dreyfus Service Corporation..................................Distributor
      Dreyfus Transfer, Inc.....................................Transfer Agent
      Mellon Bank...................................................Custodian


      The Company has a Board composed of eight Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and Dreyfus High Yield Strategies Fund.


DIRECTORS OF THE COMPANY

o+JOSEPH S. DIMARTINO. Chairman of the Board of the Company. Since January 1995,
     Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Muscular Dystrophy Association; HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs; Carlyle Industries, Inc. (formerly Belding Heminway Company, Inc.), a button packager and distributor; Century Business Services, Inc. a provider of various outsourcing functions for small and medium size companies; The Newark Group, a privately held company providing a national network of paper recovery facilities, paperboard mills and paperboard converting plants; and QuikCAT.com, Inc. a private company engaged in the development of high speed movement, routing, storage and encryption of data across all modes of data transport. Prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of the Distributor. From August 1994 to December 1994, he was a director of Mellon Financial Corporation ("Mellon"). Age: 57 years old. Address: 200 Park Avenue, New York, New York 10166.

o+JAMES M. FITZGIBBONS. Director of the Company; Director, Lumber Mutual
     Insurance Company; Director, Barrett Resources, Inc.; Chairman of the Board, Davidson Cotton Company; former Chairman of the Board and CEO of Fieldcrest Cannon, Inc. Age: 66 years old. Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

oJ. TOMLINSON FORT. Director of the Company; of Counsel, Reed, Smith, Shaw & McClay (law firm). Age: 72 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR L. GOESCHEL. Director of the Company; Director, Calgon Carbon
     Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 79 years old. Address: Way Hollow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A. HIMMEL. Director of the Company; President and CEO, The Palladium
     Company; President and CEO, Himmel and Company, Inc.; CEO, American Food Management; former Director, The Boston Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company, each an affiliate of Dreyfus. Age: 54 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN J. LOCKWOOD. Director of the Company; Chairman of the Board and CEO,
     LDG Reinsurance Corporation, Vice Chairman, HCCH. Age: 53 years old.
     Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+ROSLYN M. WATSON. Director of the Company; Principal, Watson Ventures, Inc.;
     Director, American Express Centurion Bank; Director, Ontario Hydro Services Company; Trustee, the Hyams Foundation, Inc. Age: 51 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE PRATT WILEY. Director of the Company; President and CEO of The
     Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC. Age: 54 years old. Address: 334 Boylston Street, Suite 400, Boston, Massachusetts 02146.

--------------------------------
o Member of the Audit Committee.
+ Member of the Nominating Committee.

OFFICERS OF THE COMPANY

STEPHEN E. CANTER, PRESIDENT. President, Chief Operating Officer, Chief
     Investment Officer and Director of Dreyfus, and an officer of 94 investment companies (comprising of 182 portfolios) managed by Dreyfus. Mr. Canter also is a Director and an Executive Committee Member of the other investment management subsidiaries of Mellon, each of which is an affiliate of Dreyfus. He is 55 years old.

MARK N. JACOBS, VICE PRESIDENT. Vice President, Secretary, and General Counsel of Dreyfus, and an officer of 95 investment companies (comprising of 195 portfolios) managed by Dreyfus. He is 54 years old.


JAMES WINDELS, TREASURER. Senior Treasury Manager of Dreyfus, and an officer of
     25 investment companies (comprising of 99 portfolios) managed by Dreyfus. He is 42 years old.


STEVEN F. NEWMAN, SECRETARY. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of 95 investment companies (comprising of 195 portfolios) managed by Dreyfus. He is 51 years old.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY. Associate General Counsel of Dreyfus, and an officer of 10 investment companies (comprising of 59 portfolios) managed by Dreyfus. He is 35 years old.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY. Associate General Counsel of Dreyfus, and an officer of 94 investment companies (comprising of 182 portfolios) managed by Dreyfus. He is 41 years old.

MICHAEL CONDON, ASSISTANT TREASURER. Senior Treasury Manager of Dreyfus, and an officer of 35 investment companies (comprising of 78 portfolios) managed by Dreyfus. He is 39 years old.

WILLIAM MCDOWELL, ASSISTANT TREASURER. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of 19 investment companies (comprising of 75 portfolios) managed by Dreyfus. He is 42 years old.


      The address of each Company officer is 200 Park Avenue, New York, New York 10166.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.


      In addition, the Company currently has two Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members.


      The aggregate amounts of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 2001, and from all other funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 2001, were as follows:


                                                            Total Compensation
                           Aggregate                        From the Company
Name of Board              Compensation                     and Fund Complex
MEMBER                     FROM THE COMPANY#                PAID TO BOARD MEMBER


Joseph S. DiMartino**      $___________                     $___________ (  )

James M. Fitzgibbons       $___________                     $___________ (28)

J. Tomlinson Fort***       None                             None (28)

Arthur L. Goeschel         $___________                     $___________ (28)

Kenneth A. Himmel          $___________                     $___________ (28)

Stephen J. Lockwood        $___________                     $___________ (28)

Roslyn M. Watson           $___________                     $___________ (28)

Benaree Pratt Wiley        $___________                     $___________ (28)


----------------------------


# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $_________ for the Company.


* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Company, for which the Board member served. ** Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999.


***Prior to November 1, 2000, J. Tomlinson Fort was an "interested person" of the Company (as defined in the 1940 Act) and was paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 2001, the aggregate amount of fees received by J. Tomlinson Fort from Dreyfus for serving as a Board member of the Company was $_______. For the year ended December 31, 2001, the aggregate amount of fees received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was $95,000. In addition, Dreyfus reimbursed Mr. Fort a total of $_______ for expenses attributable to the Company's Board meetings which is not included in the $_______ amount in note # above. As of October 31, 2000, Mr. Fort is no longer an "interested person" of the Company (as defined in the 1940 Act) and he will be compensated as each Director/Trustee who is not an "interested person" (as defined in the 1940 Act) as described above.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Balanced Fund outstanding as of February 1, 2002.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Limited Term Income Fund outstanding as of February 1, 2002.

      PRINCIPAL SHAREHOLDERS. As of February 1, 2002, the following shareholders(s) owned of record 5% or more of Class A shares of the Balanced
Fund: MLPF & S For The Sole Benefit Of It's Customers, 4800 Deer Lake Drive East, Jacksonville, FL 33246-6484; ______%, 1525 W. WT Harris Blvd. CMG NC 1151, Charlotte, NC 28288; _____%, and Prudential Securities, Inc., FBO Prudential Retirement Services, Sierra Health Automatic, P.O. Box 9999, Scranton, PA 18507, ------%.

      As of February 1, 2002, the following shareholder(s) owned of record 5% or more of Class B shares of the Balanced Fund: MLPF & S For The Sole Benefit of It's Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484; _______%.

      As of February 1, 2002, the following shareholders(s) owned of record 5% or more of Class C shares of the Balanced Fund: MLPF & S For The Sole Benefit of It's Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484; ______%.

      As of February 1, 2002, the following shareholder(s) owned of record 5% or more of Class R shares of the Balanced Fund: Boston Safe Deposit & Trust Co., As Agent-Omnibus Account, Dreyfus Retirement Services, 135 Santilli Highway, Everett, MA 02149-1906; ______, MLPF & S For The Sole Benefit of Its Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484; ______%, and MAC & Co., Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198; ______%.

     As of February 1, 2002, the following shareholder(s) owned of record 5% or more of Class T shares of the Balanced Fund: Donaldson, Lufkin, Jenrette Securities Corporation, Inc. P.O. Box 2052, Jersey City, NJ 07303-9998; _______%.

      As of February 1, 2002, the following shareholder(s) owned of record 5% or more of Class A shares of the Limited Term Income Fund: Wachovia Bank NA, 301 North Main Street, MC NC-31052, Winston-Salem, NC 27150; ______%, Wachovia Bank NA, Prince William Pension Plan, P.O. Box 3073, 301 North Main Street, MC NC-31013, Winston-Salem, NC 27150; _______%, NFSC FEBO #C1B - 310808, Local 803
Health and Welfare Fund, 91-01 80th Street, Woodhaven, NY 11421; _______%, and MLPF & S For The Sole Benefit of It's Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, FL 32246-6484; ______%.

      As of February 1, 2002, the following shareholder(s) owned of record 5% or more of Class B shares of the Limited Term Income Fund: MLPF & S For The Sole Benefit of It's Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484; ______%.

      As of February 1, 2002, the following shareholder(s) owned of record 5% or more of Class C shares of the Limited Term Income Fund: Summit Financial Services (FBO) Forest Green Park Cemetery, One Bethlehem Plaza, Bethlehem, PA 18018; ______%, MLPF & S For The Sole Benefit of It's Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484; ______%, and Firstserv Securities, Inc., One Commerce Square, 2005 Market Street Suite 1200, Philadelphia, PA 19103;_______%.



      As of February 1, 2002, the following shareholder(s) owned of record 5% or more of Class R shares of the Limited Term Income Fund: MAC & CO. A/C #042-441, P.O. Box 3198, Pittsburgh, PA 15230-3198; ______%.

      A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                             MANAGEMENT ARRANGEMENTS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN EACH FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "MANAGEMENT."

      Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon. Mellon is a global multibank financial company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the 20 largest bank holding companies in the United States based on total assets.

      MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Funds pursuant to an Investment Management Agreement with the Company on behalf of each Funds (the "Management Agreement"), subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Funds. As investment manager, Dreyfus manages the Funds by making investment decisions based on each Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

      The Management Agreement will continue from year to year with respect to each Fund provided that a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the respective Fund approve its continuance. The Company may terminate the Management Agreement with respect to each Fund upon the vote of a majority of the Board of Directors or upon the vote of a majority of the respective Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President-Product Development; Mary Beth Leibig, Vice President-Human Resources; Ray Van Cott, Vice-President-Information Systems; Theodore A. Schachar, Vice President-Tax; Wendy Strutt, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin G. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

      Dreyfus' Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Code of Ethics' preclearance and disclosure procedures, and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      EXPENSES. Under the Management Agreement, Balanced Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 1.00% of the value of Balanced Fund's average daily net assets and Limited Term Income Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 0.60% of the value of Limited Term Income Fund's average daily net assets. Dreyfus pays all of the Funds' expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to each Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Funds, which would have the effect of lowering the expense ratio of the Funds and increasing return to investors. Expenses attributable to the Funds are charged against the respective Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

      For the last three years, each Fund had the following management fees:

                                  For the Fiscal Year Ended October 31,


                          2001           2000                1999
                          ----           ----                ----

Balanced Fund             $_________     $10,313,670         $6,008,517

Limited Term Income Fund  $_________     $   347,169       $    354,037


      THE DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of Dreyfus located at 200 Park Avenue, New York, New York 10166 serves as each Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by a Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as sub-administrator for the Funds and as distributor for the other funds in the Dreyfus Family of Funds.


      From August 23, 1994 through March 21, 2000, Premier Mutual Fund Services, Inc., ("Premier") located at 60 State Street, Boston, MA 02109, served as the Fund's distributor. Therefore, the disclosure below of amounts retained on the sale of the Fund for the stated periods prior to March 22, 2000 refers to amounts retained by Premier and for the period from March 22, 2000 through October 31, 2000 and for the fiscal year ended 2001 refers to amounts retained by the Distributor from sales loads with respect to Class A for the Limited Term Income Fund, and with respect to Class A and Class T for the Balanced Fund, and from contingent deferred sales charges ("CDSCs") with respect to Class B and Class C, of the Fund. The disclosure below of amounts retained on the sale of the Fund for the fiscal year ended October 31, 2000 refers to the aggregate amount retained by the Distributor and Premier from sales loads with respect to Class A for the Limited Term Income Fund, and with respect to Class A and Class T for the Balanced Fund, and from CDSCs with respect to Class B and Class C for that period.


                                                     CLASS A

                                      Period from             Period from
                      Fiscal          November 1, 1999        March 22, 2000
                      Year Ended      Through                 through              Fiscal Year     Fiscal Year
NAME OF FUND          1999            March 21, 2000          October 31, 2000     Ended 2000      Ended 2001
------------          ---------       --------------          ----------------     ----------      ---------------

Balanced Fund         $228,297            $53,038               $36,670              $89,708       $______

Limited Term Income   $    2,115        $     646             $     589             $  1,235       $______
Fund


                                                     CLASS B
                                      Period from
                                      November 1,             Period from
                     Fiscal Year      1999                    March 22, 2000
                     Ended            Through                 through             Fiscal Year    Fiscal Year
                     1999             March 21, 2000          October 31, 2000    Ended 2000     Ended 2001
                     ---------        --------------          ----------------    ----------      ---------

Balanced Fund          $247,314          $200,270                 $547,812          $748,082      $______

Limited Term Income    $41,374           $35,515                   $35,445           $70,960      $______
Fund

                                                 CLASS C

                                      Period from
                                      November 1,             Period from
                  Fiscal              1999                    March 22, 2000
                  Year Ended          Through                 through              Fiscal Year    Fiscal Year
                  1999                March 21, 2000          October 31, 2000     Ended 2000     Ended 2001
                  ---------           --------------          ----------------     ----------      ---------

Balanced Fund       $16,309              $21,792                  $30,052             $51,844      $______

Limited Term        $3,335                 $366                     $930               $1,296      $______
Income Fund

                                                 CLASS T

                 Period From           Period from
                 August 16, 1999       November 1,           Period from
                 (inception date)      1999                  March 22, 2000
                 through               Through               through               Fiscal Year    Fiscal Year
                 October 31, 1999      March 21, 2000        October 31, 2000      Ended  2000    Ended 2001
                 ----------------      --------------        ----------------      -----------

Balanced Fund    $0                    $195                  $483                  $678            $______



     TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9263, Boston, MA 02205-8501 is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and each Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of each Fund's investments. Under a custody agreement with the Company, Mellon Bank holds each Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of a Fund or which securities are to be purchased or sold by the Fund.

                               PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN EACH FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

GENERAL. The Limited Term Income Fund offers Class A, Class B, Class C and Class R shares. The Balanced Fund offers Class A, Class B, Class C, Class R and Class T shares.

      When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in a Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares or the accumulated distribution fee, service fee and initial sales charge on Class T shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares and Class T shares, respectively. You may also want to consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee, and initial sales charge on Class T shares would be less than the accumulated distribution fee and higher initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential could be offset by the return of Class A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares and the accumulated distribution fee, service fee and initial sales charge on Class T shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A and Class T shares will not be appropriate for investors who invest less than $50,000 in the case of Balanced Fund and $100,000 in the case of Limited Term Income Fund, in Fund shares. Each Fund reserves the right to reject any purchase order.

      Class A, Class B, Class C and Class T shares may be purchased only by clients of Agents, except that full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Agent.

      Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of a Fund distributed to them by virtue of such an account or relationship. In addition, holders of Restricted shares of a Fund who have held their shares since April 4, 1994, may continue to purchase Class R shares of that Fund whether or not they would otherwise be eligible to do so. Class R shares may be purchased for a retirement plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such a plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

      The minimum initial investment is $1,000. Subsequent investments must be at least $100. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases except the no minimum on Education IRAs does not apply until after the first year. The initial investment must be accompanied by the respective Fund's Account Application. Each Fund reserves the right to offer shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Fund. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      The Internal Revenue Code of 1986, as amended (the "Code") imposes various limitations on the amount that may be contributed annually to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Fund shares are sold on a continuous basis. NAV per share is determined as of the close of trading on the floor of the NYSE (currently 4:00 p.m., Eastern time), on each day the NYSE is open for business. For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (currently 4:00 p.m., Eastern time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the respective Fund's Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution and Service Plans. Each Agent has agreed to transmit to its clients a schedule of such fees. You should consult your Agent in this regard.

      The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the respective Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to a Fund could subject you to a $50 penalty imposed by the Internal Revenue Service ("IRS").

      CLASS A SHARES. The public offering price for Class A shares of Balanced Fund is the NAV per share of that Class, plus, except for shareholders beneficially owning Class A shares of Balanced Fund on November 30, 1996, a sales load as shown below:


                                              Total Sales Load as a %          Dealers' Reallowance
      Amount of Transaction                   of Offering Price Per Share       as a % of Offering Price
      ---------------------                  ---------------------------        -------------------

      Less than $50,000                           5.75                                5.00
      $50,000 to less than $100,000               4.50                                3.75
      $100,000 to less than $250,000              3.50                                2.75
      $250,000 to less than $500,000              2.50                                2.25
      $500,000 to less than $1,000,000            2.00                                1.75
      $1,000,000 or more                          -0-                                 -0-

      For shareholders who opened Balanced Fund accounts after December 19, 1994, and who beneficially owned Class A shares of Balanced Fund on November 30, 1996, the public offering price for Class A shares of Balanced Fund is the NAV per share of that Class plus a sales load as shown below:

                                             Total Sales Load as a %           Dealers' Reallowance
      AMOUNT OF TRANSACTION                  OF OFFERING PRICE PER SHARE        AS A % OF OFFERING PRICE
      ---------------------                  ---------------------------       -------------------------


      Less than $50,000                                4.50                          4.25
      $50,000 to less than $100,000                    4.00                          3.75
      $100,000 to less than $250,000                   3.00                          2.75
      $250,000 to less than $500,000                   2.50                          2.25
      $500,000 to less than $1,000,000                 2.00                          1.75
      $1,000,000 or more                               -0-                           -0-


      Holders of Class A accounts of Balanced Fund as of December 19, 1994 may continue to purchase Class A shares of Balanced Fund at NAV. However, investments by such holders in other funds advised by Dreyfus will be subject to any applicable front-end sales load.

      The public offering price of Class A shares of Limited Term Income Fund is the NAV per share of that Class plus a sales load as shown below:

                                            Total Sales Load as a %            Dealers' Reallowance
      AMOUNT OF TRANSACTION                 OF OFFERING PRICE PER SHARE         AS A % OF OFFERING PRICE
      ---------------------                 ---------------------------          -----------------------


      Less than $100,000                               3.00                             2.75
      $100,000 to less than $250,000                   2.75                             2.50
      $250,000 to less than $500,000                   2.25                             2.00
      $500,000 to less than $1,000,000                 2.00                             1.75

      Holders of Class A accounts of Limited Term Income Fund as of December 19, 1994 may continue to purchase Class A shares of the Fund at NAV. However, investments by such holders in other funds advised by Dreyfus will be subject to any applicable front-end sales load.

      There is no initial sales charge on purchases of $1,000,000 or more of Class A shares. However, if you purchase Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a CDSC of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

      Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of Fund shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children at NAV, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

      Class A shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.

      Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

      Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

      CLASS T SHARES (BALANCED FUND ONLY). The public offering price for Class T shares is the NAV per share of that Class plus a sales load as shown below:


                                               Total Sales Load as a %         Dealers' Reallowance
      Amount of Transaction                    of Offering Price Per Share      as a % of Offering Price
      ---------------------                     ---------------------------     -------------------

      Less than $50,000                                   4.50                         4.00
      $50,000 to less than $100,000                       4.00                         3.50
      $100,000 to less than $250,000                      3.00                         2.50
      $250,000 to less than $500,000                      2.00                         1.75
      $500,000 to less than $1,000,000                    1.50                         1.25
      $1,000,000 or more                                  -0-                          -0-

      There is no initial sales charge on purchases of $1,000,000 or more of Class T shares. However, if you purchase Class T shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a CDSC of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class T shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class T shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class T shares. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in the Fund will generally find it beneficial to purchase Class A shares rather than Class T shares.

      Class T shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the REQUIREMENTS OF AN ELIGIBLE BENEFIT PLAN AND ALL OR A PORTION OF SUCH PLAN's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.

      Class T shares also may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class T shares of a Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a CDSC or (ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.

      DEALER REALLOWANCE -- CLASS A AND CLASS T SHARES. The Dealer Reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.

      SALES LOADS -- CLASS A AND CLASS T SHARES. The scale of sales loads applies to purchases of Class A and Class T shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.


      Set forth below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares for each Fund aggregating less than $50,000 with respect to Balanced Fund and less than $100,000 with respect to Limited Term Income Fund subject to the schedule of sales charges set forth in each Fund's Prospectus at a price based upon the NAV of a Class A share for each Fund at the close of business on October 31, 2001:


FOR BALANCED FUND


      NAV per share                                               $______

      Per Share Sales Charge - 5.75%* of offering price
        (6.10% of NAV per share)                                  $______

      Per Share Offering Price to Public                          $______


---------------
* Class A shares purchased by shareholders beneficially owning Class A shares on November 30, 1996, but who opened their accounts after December 19, 1994, are subject to a different sales load schedule as described above.

FOR LIMITED TERM INCOME FUND


      NAV per share                                               $______

      Per Share Sales Charge - 3.00% of offering price
        (3.10% of NAV per share)                                  $______

      Per Share Offering Price to Public                          $______

      Set forth below is an example of the method of computing the offering price of the Balanced Fund's Class T shares. The example assumes a purchase of Class T shares of the Balanced Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Fund's Prospectus at a price based upon the NAV of a Class T share of the Balanced Fund at the close of business on October 31, 2001:


NAV per share                                                     $______

Per Share Sales Charge - 4.50% of offering price
  (4.70% of NAV per share)                                        $______

Per Share Offering Price to Public                                $______


      RIGHT OF ACCUMULATION -- CLASS A AND CLASS T SHARES. Reduced sales loads apply to any purchase of Class A and T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by Dreyfus or Founders, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more in the case of Balanced Fund and $100,000 or more in the case of Limited Term Income Fund. If, for example, you previously purchased and still hold Class A or Class T shares of Balanced Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of Balanced Fund or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price in the case of Class A shares or 4.00% of the offering price in the case of Class T shares. Class A shares purchased by shareholders beneficially owning Balanced Fund shares on November 30, 1996, but who opened their Fund accounts after December 19, 1994, are subject to a different sales load schedule, as described above. Similarly, if you previously purchased and still hold Class A shares of Limited Term Income Fund or shares of any other Eligible Fund or combination thereof, with an aggregate market value of $80,000 and subsequently purchase Class A shares of Limited Term Income Fund or shares of an Eligible Fund having a current value of $40,000, the sales load applicable to the subsequent purchase would be reduced to 2.75% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

      To qualify for reduced sales loads, at the time of purchase you or your Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

      CLASS B SHARES. The public offering price for Class B shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in each Fund's Prospectus.

      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative NAVs for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      CLASS C SHARES. The public offering price for Class C shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares."

      CLASS B AND C SHARES. The Distributor compensates certain Agents for selling Class B and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

      CLASS R SHARES. The public offering price for Class R shares is the NAV per share of that Class.

      DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone THROUGH THE DREYFUS TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so DESIGNATED. DREYFUS TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "REDEMPTION OF SHARES - DREYFUS TELETRANSFER Privilege." Each Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated by either Fund.

      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, a Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-554-4611.

      SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.


                         DISTRIBUTION AND SERVICE PLANS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

      Class A, Class B, Class C and Class T shares are subject to annual fees for distribution and shareholder services.

      The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      DISTRIBUTION PLAN--CLASS A SHARES. With respect to the Class A shares of each Fund, the Company has adopted a Distribution Plan pursuant to the Rule (the "Class A Plan"), whereby Class A shares of a Fund may spend annually up to 0.25% of the average of its net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Class A Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from a Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Funds and/or shareholder services to the Agent's clients that own Class A shares of the Funds. The Company's Board of Directors believes that there is a reasonable likelihood that the Class A Plan will benefit each Fund and the holders of its Class A shares.

      The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Directors for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which a Fund may bear for distribution pursuant to the Class A Plan without approval of the holders of the Fund's Class A shares, and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor and who do not have any direct or indirect financial interest in the operation of the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Class A Plan, by vote cast in person at a meeting called for the purpose of voting on the Class A Plan. The Class A Plan is terminable, as to a Fund's Class A shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

      DISTRIBUTION AND SERVICE PLANS -- CLASS B, CLASS C AND CLASS T SHARES. In addition to the above described current Class A Plan for Class A shares, the Board of Directors has adopted a Service Plan with respect to Class B and Class C shares of each Fund and Class T shares of Balanced Fund (the "Service Plan") under the Rule pursuant to which each Fund pays the Distributor a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B, Class C and Class T shares for the provision of certain services to the holders of Class B, Class C and Class T shares, respectively. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by a Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B, Class C and Class T shares. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made. With respect to Class B and Class C shares of each Fund, the Company's Board of Directors has also adopted a Distribution Plan pursuant to the Rule (the "Class B and Class C Plan") and a separate Distribution Plan pursuant to the Rule with respect to Class T shares of Balanced Fund (the "Class T Plan"). Pursuant to the Class B and Class C Plan, the Balanced Fund pays the Distributor for distributing the Balanced Fund's Class B and Class C shares at an aggregate annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares of Balanced Fund. Pursuant to the Class T Plan, the Balanced Fund pays the Distributor for distributing the Balanced Fund's Class T shares at an annual rate of 0.25% of the value of the average daily net assets of Class T shares. The Distributor may pay one or more Agents in respect of advertising, marketing and other distribution services for Class T shares, and determines the amounts, if any, to be paid to Agents and the basis on which such payments are made. Pursuant to the Class B and Class C Plan, the Limited Term Income Fund pays the Distributor for distributing the Limited Term Income Fund's Class B and Class C shares at an aggregate annual rate of 0.50% of the value of the average daily net assets of Class B and Class C shares of Limited Term Income Fund. The Company's Board of Directors believes that there is a reasonable likelihood that the Service Plan, the Class B and Class C Plan and the Class T Plan (each a "Plan" and collectively the "Plans") will benefit the Funds and the holders of Class B and Class C shares of the Funds and Class T shares of Balanced Fund.

      A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B, Class C or Class T shares may bear pursuant to the Plan without the approval of the holders of such Classes and that other material amendments of the Plan must be approved by the Board of Directors and by the Directors who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B, Class C and Class T shares, as applicable.

      An Agent entitled to receive compensation for selling and servicing a Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under each plan described above are payable without regard to actual expenses incurred. Each Fund and the Distributor may suspend or reduce payments under any of the plans at any time, and payments are subject to the continuation of the Fund's plans and the Agreements described above. From time to time, the Agents, the Distributor and each Fund may voluntarily agree to reduce the maximum fees payable under the plans.


      For the fiscal period from November 1, 2000 through October 31, 2001, each Fund paid with respect to Class A shares, the following distribution fees pursuant to the Class A Plan:

NAME OF FUND


Balanced Fund                            $___________
Limited Term Income Fund                 $___________

      For the fiscal period from November 1, 2000 through October 31, 2001, each Fund paid with respect to Class B and Class C shares, the following distribution fees pursuant to the Class B and Class C Plan:

                                     CLASS B

NAME OF FUND

Balanced Fund                            $___________
Limited Term Income Fund                 $___________

                                     CLASS C

NAME OF FUND

Balanced Fund                            $___________
Limited Term Income Fund                 $___________

      For the fiscal period from November 1, 2000 through October 31, 2001, each Fund paid the Distributor with respect to Class B, Class C and Class T for the Balanced Fund, the following service fees pursuant to the Service Plan:

                                     CLASS B

NAME OF FUND

Balanced Fund                            $___________
Limited Term Income Fund                 $___________

                                     CLASS C

NAME OF FUND

Balanced Fund                            $___________
Limited Term Income Fund                 $___________

                                     CLASS T

NAME OF FUND

Balanced Fund                            $___________

      For the fiscal period from November 1, 2000 through October 31, 2001, the Fund paid with respect to Class T shares for the Balanced Fund, the following distribution fees pursuant to the Class T Plan:

                                     CLASS T

NAME OF FUND

Balanced Fund                            $___________



                              REDEMPTION OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS" AND "INSTRUCTIONS FOR IRAS."

      GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

      The Funds impose no charges (other than any applicable CDSC) when shares are redeemed. Agents or other institutions may charge their clients a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

      Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund SHARES BY CHECK, BY DREYFUS TELETRANSFER PRIVILEGE, OR THROUGH DREYFUS-AUTOMATIC Asset Builder(R) and subsequently submit a written redemption request to thE Transfer Agent, each Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, each Fund will reject requests to redeem shares by wire or telephone or pursuant to the DREYFUS TELETRANSFER Privilege, for a period of up to eight business days after RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK, THE DREYFUS TELETRANSFER PURCHASE OR THE DREYFUS-AUTOMATIC Asset Builder(R) order against which sucH redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

      PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the Dreyfus TELETRANSFER Privilege. If you are a client of a Selected Dealer, you may redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. Each Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. Each Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. Each Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Dreyfus TeleTransfer Privilege.

      You may redeem Fund shares by telephone if you have checked the appropriate box on the Account Application or have filed a Shareholder Services Form with the TRANSFER AGENT. IF YOU SELECT THE DREYFUS TELETRANSFER redemption privilege or telephone exchange privilege, which is granted automatically unless you refuse it, you authorize the Transfer Agent to act on telephone instructions (including OVER THE DREYFUS TOUCH(R) automated telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a Dreyfus TELETRANSFER redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed AT A LATER TIME THAN IT WOULD HAVE BEEN IF DREYFUS TELETRANSFER redemption had been used. During the delay, the Fund's NAV may fluctuate.

      REDEMPTION THROUGH A SELECTED DEALER. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., Eastern time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. Investors should be aware that if THEY HAVE SELECTED THE DREYFUS TELETRANSFER Privilege, any request for a wire REDEMPTION WILL BE EFFECTED AS A DREYFUS TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account only up to $500,000 WITHIN ANY 30-DAY PERIOD. SEE "PURCHASE OF SHARES--DREYFUS TELETRANSFER Privilege."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as each Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect a Fund's shareholders.

      CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES. A CDSC is made payable to the Distributor on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or other distributions, plus
(ii) increases in the NAV of Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.

      If the aggregate value of the Class B shares redeemed has declined below their original cost as a result of a Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years in the case of Balanced Fund and five years in the case of Limited Term Income Fund; then of amounts representing the cost of shares purchased six years prior to redemption in the case of Balanced Fund and five years prior to the redemption in the case of Limited Term Income Fund; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period in the case of Balanced Fund and five-year period in the case of Limited Term Income Fund.

      For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (3% in the case of Limited Term Income Fund) (the applicable rate in the second year after purchase) for a total CDSC of $9.60 ($7.20 in the case of Limited Term Income
Fund).

      For purposes of determining the applicable CDSC payable with respect to redemption of Class B shares of a Fund where such shares were acquired through exchange of Class B shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Class B shares of the fund exchanged.

      CONTINGENT DEFERRED SALES CHARGE - CLASS C SHARES. A CDSC of 1% in the case of Balanced Fund and 0.75% in the case of Limited Term Income Fund is paid to the Distributor on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge - Class B Shares" above.

      WAIVER OF CDSC. The CDSC will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with a Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Prospectus of each Fund or this Statement of Additional Information at the time of the purchase of such shares.

      To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement. You may purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence.

                              SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN EACH FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Balanced Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence. Shares of the same Class of such other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

            A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

            B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

            D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

            E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item D above, an investor's Agent must notify the Transfer Agent of the investor's prior ownership of shares with a sales load and the investor's account number. Any such exchange is subject to confirmation of an investor's holdings through a check of appropriate records.

      To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-554-4611, or by oral request from any of the authorized signatories on the account, also by calling 1-800-554-4611. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic INSTRUCTIONS (INCLUDING OVER THE DREYFUS TOUCH(R) automated telephone system) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

      Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Balanced Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.


      The right to exercise this Privilege may be modified or canceled by each Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to the applicable Fund at P.O. Box 9268, Boston, MA 02205-8502. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-554-4611.


      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Funds reserve the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


      DREYFUS-AUTOMATIC ASSET BUILDER(R). DREYFUS AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so DESIGNATED. TO ESTABLISH A DREYFUS-AUTOMATIC Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-554-4611. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to the applicable Fund at P.O. Box 9268, Boston, MA 02205-8502 and the notification will be effective three business days following receipt. Each Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.


      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by the investor, a Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan. The Automatic Withdrawal Plan may be ended at any time by the shareholder, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC.

      Withdrawals of Class A and, with respect to the Balanced Fund, Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.

      DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Balanced Fund, in Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from a Fund in shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the same Class of other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

            A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

            B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or other distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

            D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and other distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.


      For more information concerning these Privileges, or to request a Dividend Options Form, please call toll free 1-800-554-4611. You may cancel these Privileges by mailing written notification to the applicable Fund at P.O. Box 9268, Boston, MA 02205-8502. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. Each Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.


      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Funds, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-554-4611. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the respective Fund may terminate your participation upon 30 days' notice to you.

      LETTER OF INTENT--CLASS A AND CLASS T SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares, as applicable, of the applicable Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or a Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was executed.

      RETIREMENT PLANS. Each Fund makes available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-554-4611; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

      Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

      Each investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                     ADDITIONAL INFORMATION ABOUT PURCHASES,
                            EXCHANGES AND REDEMPTIONS

      The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund's performance and its shareholders. Accordingly, if a Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, a Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, a Fund will take no other action with respect to the shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. A Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, a Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

                        DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

      VALUATION OF PORTFOLIO SECURITIES. The Balanced Fund's equity securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Equity securities not listed on an exchange or national securities market, or equity securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Balanced Fund's equity investments are valued based on fair value as determined in good faith by the Company's Board. Debt securities (excluding short-term investments) are valued by an independent pricing service approved by the Company's Board (the "Service"). Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Investments traded in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments not valued by the Service are carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares.

      Restricted securities, as well as securities or other assets for which market quotations are not readily available or which are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                     DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

      GENERAL. Balanced Fund declares and pays dividends from its net investment income, if any, four times yearly. Limited Term declares daily and pays monthly (on the first business day of the following month) dividends from its net investment income, if any. Each Fund distributes net realized capital and foreign currency gains, if any once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the 1940 Act. All expenses are accrued daily and deducted before declaration of dividends to investors. The Funds will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. Shares begin accruing dividends on the day following the date of purchase. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the next business day. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV. Dividends paid by each Class are calculated at the same time and in the same manner and are in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. Class B and Class C shares will receive lower per share dividends than Class T shares, which will in turn receive lower per share dividends than Class A shares, which will in turn receive lower per share dividends than Class R shares, because of the higher expenses borne by the relevant Classes.

      It is expected that each Fund will continue to qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve a Fund of any liability for federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, a Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency. The Fund will be subject to a non-deductible 4% excise tax ("Excised Tax") to the extent it fails to distribute substantially all of its taxable investment income and capital gains. If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      DISTRIBUTIONS. If you elect to receive other dividends and distributions in cash, and your distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest that distribution and all future distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemptions check.

      Dividends derived from net investment income, together with distributions from net realized short-term capital gains, net realized gains from certain foreign currency transactions and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to those shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether the distributions are received in cash or reinvested in additional Fund shares.

      Dividend distributions paid by the Fund to a non-resident foreign investor generally are subject to U.S. withholding tax at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Capital gain distributors paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his or her non-U.S. residency status.

      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to distributions paid during the year.

      The Code provides for the "carryover" of some or all of the sales load imposed on Class A and Class T shares if a shareholder redeems those shares or exchanges them for shares of another fund advised or administered by Dreyfus, within 90 days of purchase, and (1) in the case of a redemption, the shareholder acquires other fund Class A or Class T shares through exercise of the Reinvestment Privilege (2) or, in the case of an exchange, the other fund reduces or eliminates its otherwise applicable sales load. In these cases, the amount of the sales load charged on the purchase of the original Class A or Class T shares, up to the amount of the reduction of the sales load pursuant to the Reinvestment Privilege or on the exchange, as the case may be, is not included in the tax basis of those shares for purposes of computing gain or loss and instead is added to the tax basis of the acquired shares.

      Dividends and other distributions paid by the Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified retirement plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. The administrator, trustee or custodian of a retirement plan will be responsible for reporting distributions from the plan to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the distribution is subject to 20% income tax withholding.

      The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 31% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, payable to an individual or certain other non-corporate shareholders if such shareholder fails to furnish a TIN to the Fund and certify that it is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) the shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income. A TIN is either the Social Security number, IRS individual taxpayer identification number or employer identification number of the record owner of an account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on the his or her federal income tax return.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a distribution would be a return on investment in an economic sense, although taxable as discussed above. In addition, if a shareholder sells shares of the Fund held for six months or less and receives any capital gain distributions with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of those distributions.

      Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by a Fund and received by the shareholders on December 31 if the distributions are paid by a Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      Interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      FOREIGN CURRENCY, HEDGING TRANSACTIONS. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gain from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss from the disposition of foreign currencies and certain foreign currency denominated instruments (including debt instruments and certain financial forward, futures contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the disposition of certain market discount bonds and from engaging in "conversion transactions that otherwise would be treated as capital gain" may be treated as ordinary income. "Conversion transactions" are defined to include certain option and straddle investments.

      Under Section 1256 of the Code, any gain or loss realized by a Fund on the exercise of lapse of, or closing transactions respecting, certain options, futures and forward contracts ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the same manner.

      Offsetting positions held by a Fund involving certain contracts or options may constitute "straddles," which are defined to include "offsetting positions" in actively traded personal property. Under Section 1092 of the Code, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under Section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections (including an election as to straddles that include a position in one or more Section 1256 Contracts (so-called "mixed straddles"), the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

      Investment by the Fund in securities issued or acquired at a discount (for example, zero coupon securities) could, under special tax rules, affect the amount and timing of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund would be required to take into gross income annually a portion of the discount (or deemed discount) at which the securities were issued and could need to distribute that income to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax referred to in the Fund's Prospectus under "Dividends, Other Distributions and Taxes." In that case, the Fund may have to dispose of securities it might otherwise have continued to hold in order to generate cash to satisfy these requirements.

      STATE AND LOCAL TAXES. Depending upon the extent of its activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to them.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

      FOREIGN SHAREHOLDERS - INCOME NOT EFFECTIVELY CONNECTED. Dividends distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder generally will be subject to a U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

      FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

     FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of a Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.


                             PORTFOLIO TRANSACTIONS

      GENERAL. The Balanced Fund and Limited Term Income Fund are each managed by a dual employee of Dreyfus and, with respect to the Balanced Fund, Mellon Equity Associates, LLC, and, with respect to Limited Term Income Fund, Mellon Bond Associates LLC, each an affiliated entity in the Mellon organization (each, an "affiliated entity"). Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entities, as applicable. While the policies and procedures of the affiliated entities are different than those of Dreyfus, they are based on the same principles, and are substantially similar.

      Each affiliated entity assumes general supervision over the placement of securities buy and sell orders on behalf of the funds it manages. In choosing brokers, each affiliated entity evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of all relevant criteria, including: the actual price to be paid for the shares; the broker's knowledge of the market for the particular stock; the broker's reliability; the broker's integrity or ability to maintain confidentiality; the broker's research capability; commission rates; the broker's ability to ensure that the shares will be delivered on settlement date; the broker's ability to handle specific orders of various size and complexity; the broker's financial condition; the broker's willingness to commit capital; and the sale by the broker of funds managed by Dreyfus. At various times and for various reasons, certain factors will be more important than others in determining which broker to use.

      Each affiliated entity has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In the case of debt securities, the pro rata allocation is based on THE ACCOUNTS' asset sizes. In allocating trades made on a combined basis, the trading desks seeks to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).

      Dreyfus or the affiliated entity, as applicable, may deem it appropriate for one of their accounts to sell a security while another of their accounts is purchasing the same security. Under such circumstances, they may arrange to have the purchase and sale transaction effected directly between their accounts ("cross transactions"). Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act.


      For the fiscal years ended October 31, 2001, 2000, and 1999, Balanced Fund paid brokerage commissions amounting to $_______, $759,933 and $384,506, respectively. For the fiscal years ended October 31, 2001, 2000, and 1999, Balanced Fund paid brokerage concessions amounting to $_____, $0, and $0, respectively.

      For the fiscal years ended October 31, 2001, 2000 and 1999, Limited Term Income Fund did not pay any brokerage commission. Limited Term Income Fund typically does not pay a stated brokerage fee on transactions.


      Each Fund contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through Dreyfus or its affiliates, including Dreyfus Investment Services Corporation and Dreyfus Brokerage Services, Inc. The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Dreyfus or its affiliates are reasonable and fair.

      IPO ALLOCATIONS. (BALANCED FUND ONLY) Under Mellon Equity Associates LLC's initial public offering (IPO) allocation procedures, all portfolio managers seeking to participate in an IPO indicate their interest in the IPO, in writing, to the Trading Room at least 24 hours prior to the pricing of a deal.

      Portfolio managers may specify by account the minimum number of shares deemed to be an adequate allocation. Portfolio managers may not decline any allocation in excess of the minimum number of shares specified on the ground that too few shares are available, and will not receive an allocation of fewer than the minimum number of shares specified. De minimis adjustments may result in larger accounts participating in IPOs to a lesser extent than smaller accounts.

      Based on the indications of interest received by the portfolio managers, the Trading Room prepares an IPO Allocation Worksheet indicating an appropriate order size for each account, taking into consideration (i) the number of shares requested for each account; (ii) the relative size of each account; (iii) each ACCOUNT's investment objectives, style and portfolio composition, and (iv) any other factors that may lawfully be considered in allocating IPO shares among accounts.

      If there are insufficient securities to satisfy all orders as reflected on the IPO allocation worksheet, DREYFUS' allocation generally will be distributed among participating accounts pro rata on the basis of each account's order size. Allocations may deviate from a strict pro rata allocation if the Trading Room determines that it is fair and equitable to allocate on other than a pro rata basis. Any deviation from pro rata will be explained in writing on the IPO Allocation Worksheet and approved by the manager of equity trading.

      SOFT DOLLARS (BALANCED FUND AND LIMITED TERM INCOME FUND). Subject to the policy of seeking the best combination of price and execution, a Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called "soft dollar arrangements". Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

      The services and products provided under these arrangements permit Dreyfus and the affiliated entity, as applicable, to supplement their own research and analysis activities, and provide them with information from individuals and research staffs of many securities firms.

      Some of the research products or services received by Dreyfus and the affiliated entity, as applicable, may have both a research function and a non-research administrative function (a "mixed use"). If Dreyfus or the affiliated entity, as applicable, determines that any research product or service has a mixed use, Dreyfus or the affiliated entity, as applicable, will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that is determined to assist in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by Dreyfus or the affiliated entity, as applicable, in hard dollars. Any such allocation may create a conflict of interest for Dreyfus or the affiliated entity, as applicable.

      Dreyfus and the affiliated entity, as applicable, generally consider the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and each attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind Dreyfus or the affiliated entity, as applicable, to compensate the selected brokerage firm for research provided. Dreyfus and the affiliated entity, as applicable, endeavor to direct sufficient commissions to broker/dealers that have provided them with research to ensure continued receipt of research they believe is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

      Dreyfus or the affiliated entity, as applicable, may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit. Further, research services and products may be useful to Dreyfus or the affiliated entity, as applicable, in providing investment advice to any of the funds or clients it advises. Likewise, information made available to Dreyfus or the affiliated entity, as applicable, from brokerage firms effecting securities transactions for the Fund may be utilized on behalf of another fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by the Fund and the indirect benefits received by the Fund.


      The aggregate amount of transactions during the fiscal year ended October 31, 2001 in securities effected on agency basis through a broker dealer for research was $_________ and $_________ for the Balanced Fund and Limited Term Income Fund, respectively, and the commissions and concessions related to such transactions was $_________ and $____ for the Balanced Fund and Limited Term Income Fund, respectively.


      PORTFOLIO TURNOVER. While securities are purchased for Balanced Fund on the basis of potential for growth and high current income and Limited Term Income Fund for high current income and not for short-term trading profits, in the past the portfolio turnover rate of the Limited Term Income Fund has exceeded 100% and, for each Fund, may exceed 100% in the future. A portfolio turnover rate of 100% would occur, for example, if all the securities held by a Fund were replaced once in a period of one year. In past years Limited Term Income Fund's rate of portfolio turnover exceeded that of certain other mutual funds with a similar investment objective. A higher rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage commissions and other expenses that must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to a Funds' shareholder, are taxable to them as ordinary income. Nevertheless, security transactions will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems it appropriate to make changes in a Fund's assets. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year.

                             PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

      Average annual total returns (expressed as a percentage) for Class A shares, Class B shares, Class C shares, Class R shares and Class T shares of Balanced Fund for the periods noted were:


                     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED OCTOBER 31, 2001

                     1 YEAR              5 YEARS             SINCE INCEPTION
                     ------              -------             ---------------

Class A shares       (____)%             ____%                 ____% (4/14/94)
Class B shares       (____)%             ____%                ____% (12/19/94)
Class C shares       (____)%             ____%                ____% (12/19/94)
Class R shares         ____%             ____%                 ____% (9/15/93)
Class T shares       (____)%             -                    (___)% (8/16/99)



Inception date appears in parentheses following the average annual total return since inception.

      The foregoing chart assumes, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC.

      Average annual total returns (expressed as a percentage) for Class A shares, Class B shares, Class C shares and Class R shares of Limited Term Income Fund for the periods noted were:



                     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED OCTOBER 31, 2001

                     1 YEAR              5 YEARS             SINCE INCEPTION
                     ------              -------             ---------------

Class A shares       _____%              _____%              _____% (4/7/94)
Class B shares       _____%              _____%              _____% (12/19/94)
Class C shares       _____%              _____%              _____% (12/19/94)
Class R shares       _____%              _____%              _____% (7/11/91)



Inception date appears in parentheses following the average annual total return since inception.

      The foregoing chart assumes, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC.

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV (maximum offering price in the case of Class A and Class T) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. The average annual total return figures for a Class calculated in accordance with such formula assume that, in the case of Class A or Class T, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.


      The total return of Class R shares of the Balanced Fund for the period September 15, 1993 (inception date of Class R) to October 31, 2001 was _____%. The total return of Class A shares of the Balanced Fund for the period April 14, 1994 (inception date of Class A) to October 31, 2001 was _____%. Based on NAV per share, the total return for Class A was _____% for the same period. The total return of Class B and Class C shares of the Balanced Fund for the period from December 19, 1994 (inception date of Class B and Class C) through October 31, 2001 was _____% and _____%, respectively. Without giving effect to the applicable CDSC, the total return for Class B and Class C shares was _____% and _____%, respectively, for the same period. The Balanced Fund's total return for the period from August 16, 1999 (inception date of Class T) through October 31, 2001 for Class T shares was (_____%). Based on NAV per share, the total return for the Balanced Fund's Class T shares was _____% for the same period. The total return of Class R shares of the Limited Term Income Fund for the period July 11, 1991 (inception date of Class R) to October 31, 2001 was _____%. The total return for Class A shares of the Limited Term Income Fund for the period April 7, 1994 (inception date of Class A) to October 31, 2001 was _____%. Based on NAV per share, the total return for Class A was _____% for the same period. The total return for Class B and Class C shares of the Limited Term Income Fund for the period from December 19, 1994 (inception date of Class B and Class C) through October 31, 2001 was _____% and _____%, respectively. Without giving effect to the applicable CDSC, the total return for Class B and Class C shares of the Limited Term Income Fund was _____% and _____%, respectively, for the same period.


      Total return is calculated by subtracting the amount of a Fund's NAV (maximum offering price in the case of Class A and Class T) per share at the beginning of a stated period from the NAV per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period and any applicable CDSC), and dividing the result by the NAV (maximum offering price in the case of Class A and Class T) per share at the beginning of the period. Total return also may be calculated based on the NAV per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A or Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A or Class T shares or any applicable CDSC with respect to Class B or C shares, which, if reflected would reduce the performance quoted.


      Dreyfus Premier Limited Term Income Fund's current yield for the 30-day period ended October 31, 2001 was _____%, _____%, _____% and _____% for its
Class A, Class B, Class C and Class R shares, respectively. Current yield is computed pursuant to a formula which operates, with respect to each Class, as follows: the amount of the Fund's expenses with respect to such Class accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund with respect to such Class during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the maximum offering price per share in the case of Class A or the net asset value per share in the case of Class B, Class C and Class R on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and the sum is raided to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.


      Performance information for the Funds may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Lehman Brothers Aggregate Bond Index; (ii) the S&P 500, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (iii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iv) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund; and (v) products managed by a universe of money managers with similar country allocation and performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

      From time to time, Fund advertisements may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market shares, etc.) and its presence in the defined contribution plan market.

      From time to time, advertising material for the Fund may include biographical information relating to its portfolio manager and may refer to or include commentary by the portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.

      From time to time, advertising materials may refer to studies performed by Dreyfus or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996 & 1997)" or other such studies.

                       INFORMATION ABOUT THE FUNDS/COMPANY

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "THE FUND."

      The Company has an authorized capitalization of 25 billion shares of $0.001 par value stock.

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Each Fund is one of nineteen portfolios of the Company. Fund shares have equal rights in liquidation. Fund shares have no preemptive or subscription rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio or, where matters affect different classes of a portfolio differently, by class.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      Each Fund will send annual and semi-annual financial statements to all of its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS


      ______________________, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectuses and this Statement of Additional Information.

      _____________, 757 Third Avenue, New York, NY 10017, was appointed by the Directors to serve as each Fund's independent auditors for the year ending October 31, 2002, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.



(PAGE)


                                    APPENDIX

                                Rating Categories

      Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch IBCA, Duff & Phelps ("Fitch"):

S&P

LONG-TERM

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3

Issues carrying this designation have an adequate capacity for timely payment. The are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

Issues rated B are regarded as having only speculative capacity for timely payment.

C

This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D

Debt rated 'D' is payment default. The 'D' rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

MOODY'S

LONG-TERM

Aaa

Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A

Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MIG/VMIG--U.S. SHORT-TERM

Municipal debt issuance ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

FITCH

LONG-TERM INVESTMENT GRADE

AAA

HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

LONG-TERM SPECULATIVE GRADE

BB

SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

FAIR CREDIT QUALITY. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B

SPECULATIVE. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C

HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

DEFAULT.  Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'




                         THE DREYFUS/LAUREL FUNDS, INC.
                       (formerly, The Laurel Funds, Inc.)

                                     PART C.
                                OTHER INFORMATION

Item 23.    Exhibits

-------     ----------

     A(1) Articles of Incorporation dated July 31, 1987. Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 41").

     A(2) Articles Supplementary dated October 15, 1993 increasing authorized capital stock. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A ("Post Effective Amendment No. 39").

     A(3) Articles of Amendment dated March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 41.

     A(4) Articles  Supplementary  dated  March 31, 1994  reclassifying  shares.
          Incorporated by reference to Post-Effective Amendment No. 41.

     A(5) Articles Supplementary dated May 24, 1994 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

     A(6) Articles  of  Amendment  dated  October  17,  1994.   Incorporated  by
          reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 31").

     A(7) Articles  Supplementary  dated December 19, 1994 designating  classes.
          Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 32").

     A(8) Articles of Amendment dated June 9, 1995. Incorporated by reference to
          Post-Effective Amendment No. 39.

     A(9) Articles of Amendment dated August 30, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

     A(10)Articles  Supplementary  dated August 31, 1995  reclassifying  shares.
          Incorporated by reference to Post-Effective Amendment No. 39.

     A(11)Articles  of  Amendment   dated  October  31,  1995   designating  and
          classifying  shares.   Incorporated  by  reference  to  Post-Effective
          Amendment No. 41.

     A(12)Articles  of  Amendment  dated  November  22,  1995   designating  and
          reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

     A(13)Articles of Amendment dated July 15, 1996. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 53").

     A(14)Articles of Amendment dated February 27, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

     A(15)Articles  of  Amendment   dated  August  13,  1997.   Incorporated  by
          reference to Post-Effective Amendment No. 53

     A(16)Articles  of  Amendment  dated  October  30,  1997.   Incorporated  by
          reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on form N-1A.

     A(17)Articles of Amendment dated March 25, 1998. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A.

     A(18)Articles of Amendment dated July 30, 1998. Incorporated by reference to Post-Effective Amendment No. 67.

     A(19)Articles of Supplementary dated August 9, 1999. Incorporated by reference to Post-Effective Amendment No. 76.

     A(20)Articles of Supplementary dated March 15, 1999. Incorporated by reference to Post-Effective Amendment No. 76.

     A(21)Articles of Amendment dated March 15, 1999. Incorporated by Reference to Post-Effective Amendment No. 76.

B    Bylaws. Incorporated by reference to Pre-Effective Amendment No. 53.

D(1) Form of Investment  Management  Agreement between Mellon Bank, N.A. and the
     Registrant. Incorporated by reference to Post-Effective Amendment No. 41.

D(2) Assignment and Assumption  Agreement  among Mellon Bank,  N.A., The Dreyfus
     Corporation   and  the  Registrant   (relating  to  Investment   Management
     Agreement). Incorporated by reference to Post-Effective Amendment No. 31.

D(3) Amended Exhibit A to Investment  Management  Agreement between Mellon Bank,
     N.A. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 67.

D(4) Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez
     Sarofim & Co. with respect to Dreyfus Tax-Smart Growth Fund. Incorporated by reference to Post-Effective Amendment No. 67.

D(5) Sub-Investment Advisory Agreement between the Dreyfus Corporation and Fayez
     Sarofim & Co. with respect to Dreyfus Premier Tax Managed Growth Fund. Incorporated by reference to Post-Effective Amendment No. 76.

E(1) Form of Distribution Agreement. Incorporated by reference to Post-Effective
     Amendment No. 77.

F    Not Applicable.


G Form of Custody Agreement between the Registrant and Mellon Bank, N.A. Incorporated by reference to Post-Effective Amendment No. 79.


H    Not Applicable.

I(1) Opinion of counsel. Incorporated by reference to the Registration Statement and to Post-Effective Amendment No. 32 and Post-Effective Amendment No. 56 and Post-Effective Amendment No. 67.


I(2) Not Applicable.

J    Not Applicable.


K Letter of Investment Intent. Incorporated by reference to the Registration Statement.

M(1) Amended and Restated  Distribution  Plan (relating to Investor Class Shares and Class A Shares) for Dreyfus Bond Market Index Fund, Dreyfus Money Market Reserves, Dreyfus Municipal Reserves, Dreyfus U.S. Treasury
     Reserves, Dreyfus Premier Balanced Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Disciplined Intermediate Bond Fund, Dreyfus Premier Small Cap Value Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Midcap Stock Fund and Dreyfus Premier-Large Company Stock Fund. Incorporated by reference to Post-Effective Amendment No. 77.

M(2) Restated Distribution Plan for Dreyfus Disciplined Stock Fund Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant's Registration Statement ("Post-Effective Amendment No. 61").

M(3) Form of  Distribution  and Service  Plans  (relating  to Class B Shares and
     Class C Shares). Incorporated by reference to Post-Effective Amendment No. 32.

M(4) Amended and Restated Distribution Plan for Dreyfus Tax-Smart Growth Fund and Dreyfus Disciplined Smallcap Stock Fund. Incorporated by reference to Post-Effective Amendment No. 77.

M(5) Amended and Restated Service Plan (relating to Class B, Class C and Class T shares) for Dreyfus Premier Large Company Stock Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier
     Balanced Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Small Cap value Fund and Dreyfus Premier Limited Term Income Fund. Incorporated by reference to Post-Effective Amendment No. 77.

M(6) Amended and Restated Shareholder  Servicing Plan for Dreyfus  Institutional
     Government Money Market Fund, Dreyfus Institutional Prime Money Market Fund and Dreyfus U.S. Treasury Money Market Fund. Incorporated by reference to Post-Effective Amendment No. 77.

N(1) Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No.
     61.

N(2) Amended Rule 18f-3  Plans.  Incorporated  by  reference  to  Post-Effective
     Amendment No. 76.

P(1) Code of Ethics adopted by the Registrant. Incorporated by reference to Post-Effective Amendment No. 77.

P(2) Code of Ethics  adopted by the  Sub-Investment  Adviser to the  Registrant.
     Incorporated by reference to Post-Effective Amendment No. 77.

Other Exhibits


(1) Power of Attorney of Stephen E. Canter and James Windels dated November 15, 2001. Incorporated by refernence to Post-Effective Amendment No. 79


(2) Power of Attorney of the Directors dated March 16, 2000. Incorporated by reference to Post-Effective Amendment No. 77.

(3)  Certificate  of  Incumbency  dated  December  13,  2000.   Incorporated  by
     reference to Post-Effective Amendment No. 77.



Item 24.    Persons Controlled by or Under Common Control with Registrant

      Not Applicable.

      Item 25.    Indemnification

(a)   Subject to the exceptions and limitations contained in Section (b) below:

(i) every person who is, or has been a Director or officer of the Registrant (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Funds; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A)   by the court or other body approving the settlement;

(B) by at least a majority of those Directors who are neither interested persons of the Registrant nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Directors, or by independent counsel.

(c) The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability. The Registrant would have the power to indemnify him against such liability. The Registrant may not acquire or obtain a contract for insurance that protects or purports to protect any Covered Person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) above may be paid by the appropriate Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Series if it is ultimately determined that he is not entitled to indemnification hereunder; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments or (iii) either a majority of the Directors who are neither interested persons of the funds nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification hereunder.

Item 26.    Business and Other Connections of the Investment Adviser

      Investment Adviser - The Dreyfus Corporation

      The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals




ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)
----------------------------------------------------------------------------------

                  OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director, Vice Chairman,
and Chief Investment Officer       Gruntal & Co., LLC                    Partner                       5/97 - 11/99
                                   650 Madison Avenue                    Director                      5/97 - 11/99
                                   New York, NY 10022                    Member of Executive           5/97 - 11/99
                                                                         Committee
                                                                         Executive Vice President      6/99 - 11/99
                                                                         Chief Financial Officer       5/97 - 6/99
                                                                         Treasurer                     5/97 - 6/99

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Dreyfus Investment                    Chairman of the Board         1/97 - Present
Chief Operating Officer            Advisors, Inc.++                      Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management,            Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                                                         Acting Chief Executive        7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
President and  Director                                                  and Chairman of the
                                                                         Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Founders Asset Management,            Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                      11/97 - 6/98
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present
                                                                         Vice Chairman                 6/92 - 1/99

STEVEN G. ELLIOTT                  Mellon Bank, N.A.+                    Director                      1/01 - Present
Director (Continued)                                                     Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                     10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                    10/90 - 2/99
                                   500 Grant Street                      Director                      9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President                9/88 - 2/99
                                                                         Treasurer                     9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                      4/97 - 12/99
Vice Chairman                      Advisors, Inc.++

                                   Seven Six Seven Agency, Inc. ++       Director                      1/97 - 4/99

                                   The Dreyfus Trust Company+++          Chairman                      1/97 - 1/99
                                                                         President                     2/97 - 1/99
                                                                         Chief Executive Officer       2/97 - 1/99
                                                                         Director                      12/94 - Present

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation+         Vice Chairman                  9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director         2/99 - Present
                                   Inc.

                                   TBC Securities, Inc.                  President and Director         2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc.*             Chairman & CEO                 1/99 - Present
                                                                         Exe. Vice President            4/98 - 1/99
                                                                         Director                       10/97 - 1/99
                                                                         Sr. Vice President             6/93 - 4/98
                                                                         Vice President                 4/88 - 6/93

                                   Boston Safe Deposit and Trust         Chairman & CEO                 1/99 - Present
                                   Company                               Exec. Vice President           4/98 - 1/99
                                                                         Sr. Vice President             6/93 - 4/98
                                                                         Vice President                 4/88 - 6/93

                                   Mellon Private Trust Co., N.A.        Chairman                       4/97 - Present
                                   2875 Northeast 191st Street,          Director                       4/97 - Present
  DAVID F. LAMERE                  North Miami, FL 33180
  (Continued)
                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee             8/98 - Present

                                   Mellon Bank, N.A.+                    Exec. Management Group          8/01 - Present
                                                                         Exec. Vice President            2/99 - 9/01
                                                                         Sr. Vice President              6/93 - 4/98

                                   Mellon Trust of New York National     Chairman                       4/98 - Present
                                   Association                           Director                       4/97 - 4/98
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - Present
                                   Los Angles, CA                        Director                      4/92 - 2/96

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street            Director                    11/98 - Present
                                   North Miami, FL 33180

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - Present
                                   Company*                              Member

                                                                         Director                      1/99 - Present

                                   The Boston Company, Inc.*             Executive Committee           1/99 - Present
                                                                         Member                        1/99 - Present
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Asset Management Limited       Executive Committee           10/98 - Present
                                   London, England                       Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments             Non-Resident Director         11/98 - Present
                                   Japan Co.
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - Present
                                                                         Director                      2/97 - Present

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present




MICHAEL G. MILLARD                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Director and Vice Chairman

                                   Dreyfus Service Corporation++         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - Present
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division


J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   Mellon Preferred Capital              Director                      11/96 - 1/99
                                   Corporation*

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   The Boston Company Financial          President                     8/96 - 6/99
                                   Services, Inc.*                       Director                      8/96 - 6/99

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*                              President                     7/96 - 1/99

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1ST Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management,            President                     12/98 - Present
DIRECTOR                           LLC****                               Chief Executive Officer       12/98 - Present

                                   Prudential Securities                 Senior Vice President         07/91 - 11/98
                                   New York, NY                          Regional Director             07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
GENERAL COUNSEL,                   Advisors, Inc.++                      Secretary                     10/77 - 7/98
Executive Vice President, and
SECRETARY                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The Truepenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

                                   Dreyfus Service                       Director                      3/97 - 3/99
                                   Organization, Inc.++


WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                      2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                      1/96 - 8/00
                                                                         Executive Vice President      2/97 - Present
                                                                         Chief Financial Officer       2/97 - 12/98

                                   Dreyfus Investment                    Director                      1/96 - Present
                                   Advisors, Inc.++                      Treasurer                     1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                      12/96 - Present
                                   4500 New Linden Hill Road             President                     1/97 - Present
                                   Wilmington, DE 19808

                                   The Dreyfus Consumer                  Director                      1/96 - Present
                                   Credit Corp.++                        Vice President                1/96 - Present
                                                                         Treasurer                     1/97 - 10/98

                                   The Dreyfus Trust Company+++         Director                      1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                     10/96 - 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                     5/97 - 3/99
                                                                         Executive Vice President      5/97 - 3/99

DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -       5/95 - 3/99
Senior Vice President - Product                                          Marketing and Advertising
Development                                                              Division

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, De 19808

                                   The Truepenny Corporation++           Vice President                10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                     10/98 - 12/98

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present


                                   Trotwood Hunters Site a Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer          3/93 - 3/99

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax          10/96 - 12/98

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++

WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems                Computer Sciences Corporation         Vice President                1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The Truepenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary

                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary           5/98 - 7/98





*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.






Item 27.    Principal Underwriters
________    ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       Dreyfus A Bonds Plus, Inc.
2)       Dreyfus Appreciation Fund, Inc.
3)       Dreyfus Balanced Fund, Inc.
4)       Dreyfus BASIC GNMA Fund
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Florida Intermediate Municipal Bond Fund
16)      Dreyfus Florida Municipal Money Market Fund
17)      Dreyfus Founders Funds, Inc.
18)      The Dreyfus Fund Incorporated
19)      Dreyfus Global Bond Fund, Inc.
20)      Dreyfus Global Growth Fund
21)      Dreyfus GNMA Fund, Inc.
22)      Dreyfus Government Cash Management Funds
23)      Dreyfus Growth and Income Fund, Inc.
24)      Dreyfus Growth and Value Funds, Inc.
25)      Dreyfus Growth Opportunity Fund, Inc.
26)      Dreyfus Premier Fixed Income Funds
27)      Dreyfus Index Funds, Inc.
28)      Dreyfus Institutional Money Market Fund
29)      Dreyfus Institutional Preferred Money Market Funds
30)      Dreyfus Institutional Short Term Treasury Fund
31)      Dreyfus Insured Municipal Bond Fund, Inc.
32)      Dreyfus Intermediate Municipal Bond Fund, Inc.
33)      Dreyfus International Funds, Inc.
34)      Dreyfus Investment Grade Bond Funds, Inc.
35)      Dreyfus Investment Portfolios
36)      The Dreyfus/Laurel Funds Trust
37)      The Dreyfus/Laurel Tax-Free Municipal Funds
38)      Dreyfus LifeTime Portfolios, Inc.
39)      Dreyfus Liquid Assets, Inc.
40)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)      Dreyfus Massachusetts Municipal Money Market Fund
42)      Dreyfus Massachusetts Tax Exempt Bond Fund
43)      Dreyfus MidCap Index Fund
44)      Dreyfus Money Market Instruments, Inc.
45)      Dreyfus Municipal Bond Fund, Inc.
46)      Dreyfus Municipal Cash Management Plus
47)      Dreyfus Municipal Money Market Fund, Inc.
48)      Dreyfus New Jersey Intermediate Municipal Bond Fund
49)      Dreyfus New Jersey Municipal Bond Fund, Inc.
50)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
51)      Dreyfus New Leaders Fund, Inc.
52)      Dreyfus New York Municipal Cash Management
53)      Dreyfus New York Tax Exempt Bond Fund, Inc.
54)      Dreyfus New York Tax Exempt Intermediate Bond Fund
55)      Dreyfus New York Tax Exempt Money Market Fund
56)      Dreyfus U.S. Treasury Intermediate Term Fund
57)      Dreyfus U.S. Treasury Long Term Fund
58)      Dreyfus 100% U.S. Treasury Money Market Fund
59)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
60)      Dreyfus Pennsylvania Municipal Money Market Fund
61)      Dreyfus Premier California Municipal Bond Fund
62)      Dreyfus Premier Equity Funds, Inc.
63)      Dreyfus Premier International Funds, Inc.
64)      Dreyfus Premier GNMA Fund
65)      Dreyfus Premier Opportunity Funds
66)      Dreyfus Premier Worldwide Growth Fund, Inc.
67)      Dreyfus Premier Municipal Bond Fund
68)      Dreyfus Premier New York Municipal Bond Fund
69)      Dreyfus Premier State Municipal Bond Fund
70)      Dreyfus Premier Value Equity Funds
71)      Dreyfus Short-Intermediate Government Fund
72)      Dreyfus Short-Intermediate Municipal Bond Fund
73)      The Dreyfus Socially Responsible Growth Fund, Inc.
74)      Dreyfus Stock Index Fund
75)      Dreyfus Tax Exempt Cash Management
76)      The Dreyfus Premier Third Century Fund, Inc.
77)      Dreyfus Treasury Cash Management
78)      Dreyfus Treasury Prime Cash Management
79)      Dreyfus Variable Investment Fund
80)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
81)      General California Municipal Bond Fund, Inc.
82)      General California Municipal Money Market Fund
83)      General Government Securities Money Market Funds, Inc.
84)      General Money Market Fund, Inc.
85)      General Municipal Bond Fund, Inc.
86)      General Municipal Money Market Funds, Inc.
87)      General New York Municipal Bond Fund, Inc.
88)      General New York Municipal Money Market Fund
89)      MPAM Funds Trust



(b)

                                                                                                 Positions and
Name and principal                                                                               Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------


Thomas F. Eggers *                    Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
Thomas E. Winnick *                   Director                                                   None
Charles Cardona *                     Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
Jude C. Metcalfe **                   Executive Vice President                                   None
Michael Millard **                    Executive Vice President and Director                      None
Irene Papadoulis **                   Director                                                   None
David K. Mossman **                   Executive Vice President                                   None
Jeffrey N. Nachman ***                Executive Vice President and Chief Operations Officer      None
William T. Sandalls, Jr. *            Executive Vice President                                   None
William H. Maresca *                  Chief Financial Officer and Director                       None
James Book ****                       Senior Vice President                                      None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      None
Joseph Connolly *                     Senior Vice President                                      None
Joseph Ecks +                         Senior Vice President                                      None
William Glenn *                       Senior Vice President                                      None
Lawrence S. Kash *                    Senior Vice President                                      None
Bradley Skapyak *                     Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Jeffrey Cannizzaro *                  Vice President - Compliance                                None
John Geli **                          Vice President                                             None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                None
Walter T. Harris *                    Vice President                                             None
Janice Hayles *                       Vice President                                             None
Traci Hopkins *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
B.J. Ralston **                       Vice President                                             None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
Bret Young *                          Vice President                                             None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None


*    Principal business address is 200 Park Avenue, New York, NY 10166.
**   Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***  Principal business address is 6500 Wilshire Boulevard, 8th Floor, Los Angles, CA 90048.
**** Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
+    Principal business address is One Boston Place, Boston, MA 02108.


Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

               2.     Dreyfus Transfer, Inc.
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None




                                         SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of December.


                         THE DREYFUS/LAUREL FUNDS, INC.


                           BY: /s/ Stephen E. Canter*
                           Stephen E. Canter, President

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signatures                   Title                             Date


/s/Stephen E. Canter*             President                           12/28/01
------------------------
Stephen E. Canter

/s/James Windels*                 Treasurer                           12/28/01
------------------------
James Windels

/s/Joseph S. DiMartino*           Director, Chairman of the Board     12/28/01
------------------------
Joseph S. DiMartino

/s/James M. Fitzgibbons*          Director                            12/28/01
------------------------
James M. Fitzgibbons

/s/J. Tomlinson Fort*             Director                            12/28/01
------------------------
J. Tomlinson Fort

/s/Arthur L. Goeschel*            Director                            12/28/01
------------------------
Arthur L. Goeschel

/s/Kenneth A. Himmel*             Director                            12/28/01
------------------------
Kenneth A. Himmel

/s/Stephen J. Lockwood*           Director                            12/28/01
------------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*              Director                            12/28/01
------------------------
Roslyn M. Watson

/s/Bearee Pratt Wiley*            Director                            12/28/01
------------------------
Bearee Pratt Wiley


*BY:  /S/JEFF PRUSNOFSKY
      Jeff Prusnofsky
      Attorney-in-Fact